       As filed with the Securities and Exchange Commission on March 1, 2002

                                                  Commission File Nos. 333-54374
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

                          REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933                   [ ]
                          Pre-Effective Amendment No.                  [ ]
                          Post-Effective Amendment No. 2               [X]
                                      And
                          REGISTRATION STATEMENT UNDER
                          THE INVESTMENT COMPANY ACT OF 1940           [ ]
                          Amendment No. 73                             [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

1600 McConnor Parkway, Schaumburg, Illinois                         60196-6801
(Address of Insurance Company's Principal Executive Offices)        (Zip Code)
Insurance Company's Telephone Number, including Area Code:        (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)
                                   Copies To:

         Frank J. Julian, Esq.                      Joan E. Boros, Esq.
Kemper Investors Life Insurance Company               Jorden Burt LLP
         1600 McConnor Parkway                1025 Thomas Jefferson Street, N.W.
    Schaumburg, Illinois 60196-6801                     Suite 400E
                                                  Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately upon filing pursuant to paragraph (b)of Rule 485
      [ ]  on (date) pursuant to paragraph (b) of Rule 485
      [ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
      [X]  on May 1, 2002 pursuant to paragraph (a)(i) of Rule 485
      [ ]  75 days after filing pursuant to paragraph (a)(ii)
      [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities being Registered: The variable portion of the deferred variable annuity contracts issued through the KILICO Variable Annuity Separate Account.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       Registration Statement on Form N-4

  N-4 Item No.                                       Location in Prospectus
----------------                                    ------------------------

Part A
  Item 1.   Cover Page                              Cover Page
  Item 2.   Definitions                             Definitions
  Item 3.   Synopsis                                Summary; Summary of
                                                    Expenses; Example
  Item 4.   Condensed Financial Information         Not Applicable
  Item 5.   General Description of Registrant,
            Depositor and Portfolio Companies       KILICO, the MVA Option,
                                                    the Separate Account and the
                                                    Funds; Voting Rights
  Item 6.   Deductions and Expenses                 Contract Charges and
                                                    Expenses
  Item 7.   General Description of Variable
            Annuity Contracts                       The Contracts
  Item 8.   Annuity Period                          The Annuity Period
  Item 9.   Death Benefit                           The Annuity Period
  Item 10.  Purchases and Contract Value            KILICO, the MVA Option,
                                                    the Separate Account and the
                                                    Funds; The Contracts
  Item 11.  Redemptions                             The Contracts
  Item 12.  Taxes                                   Federal Income Taxes
  Item 13.  Legal Proceedings                       Legal Proceedings
  Item 14.  Table of Contents of the Statement of
            Additional Information                  Table of Contents--Statement
                                                    of Additional Information

Part B
  Item 14.  Cover Page                              Cover Page
  Item 15.  Table of Contents                       Table of Contents
  Item 16.  General Information and History         Not Applicable
  Item 17.  Services                                Services to the Separate
                                                    Account
  Item 18.  Purchase of Securities Being Offered    Not Applicable
  Item 19.  Underwriters                            Services to the Separate
                                                    Account
  Item 20.  Calculation of Performance Data         Performance Information of
                                                    Subaccounts
  Item 21.  Annuity Payments                        Not Applicable
  Item 22.  Financial Statements                    Financial Statements

Part C
  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE ADJUSTED DEFERRED ANNUITY
                                   CONTRACTS

--------------------------------------------------------------------------------

                             ZURICH PREFERRED PLUS
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Variable and Market Value Adjusted Deferred Annuity Contracts (the ''Contract'') offered by Kemper Investors Life Insurance Company (''we'' or ''KILICO''). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages or as nonqualified annuities. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term ''Contract'' refers both to certificates and to individual annuity contracts.

   You may allocate purchase payments to one or more of the variable options or the Fixed Options, including the Fixed Option that is subject to a market value adjustment in states where a market value adjustment is authorized. The Contract currently offers twenty-seven investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:


The Alger American Fund                                J.P. Morgan Series Trust II
..  Alger American Growth                               .  J.P. Morgan Small Company
..  Alger American MidCap Growth                        Janus Aspen Series
..  Alger American Small Capitalization                 .  Janus Aspen Aggressive Growth
American Century Variable Portfolios, Inc. ("VP")      .  Janus Aspen Balanced
..  American Century VP Income & Growth                 .  Janus Aspen Growth
..  American Century VP Value                           .  Janus Aspen Worldwide Growth
Credit Suisse Trust (formerly Credit Suisse            Scudder Variable Series I
WarburgPincus Trust)                                   .  Scudder Bond
..  Credit Suisse Trust-Emerging Markets (formerly      .  Scudder Capital Growth
   Credit Suisse Warburg Pincus Trust-Emerging         .  Scudder International
   Markets)                                            Scudder Variable Series II
The Dreyfus Socially Responsible Growth Fund,          .  Scudder Government Securities
Inc.(Initial Share Class)                              .  Scudder Growth
Fidelity Variable Insurance Products Fund ("VIP")      .  Scudder High Yield
..  Fidelity VIP Equity-Income (Initial Class Shares)   .  Scudder Investment Grade Bond
..  Fidelity VIP Growth (Initial Class Shares)          .  Scudder Money Market
Fidelity Variable Insurance Products Fund II ("VIP     .  Scudder Small Cap Growth
II")                                                   .  Scudder Technology Growth
..  Fidelity VIP II Contrafund(R) (Initial Class        .  Scudder Total Return
   Shares)





   This is a bonus annuity. The expenses for a bonus annuity may be higher than for an annuity without a bonus. The amount of the bonus credit may be more than offset by additional fees and charges associated with the bonus.


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information (''SAI'') with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling (888)
   477-9700. A table of contents for the SAI appears on page       . You may
   also find this prospectus and other information about the separate account and us required to be filed with the Securities and Exchange Commission (''SEC'') at the SEC's web site at http://www.sec.gov.



   The date of this prospectus is May 1, 2002.


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================


                                                                         Page
                                                                         ----
   DEFINITIONS..........................................................   1
   SUMMARY..............................................................   4
   SUMMARY OF EXPENSES..................................................   6
   KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS...........  18
   FIXED ACCOUNT OPTION.................................................  23
   THE CONTRACTS........................................................  24
   CONTRACT CHARGES AND EXPENSES........................................  31
   THE ANNUITY PERIOD...................................................  35
   FEDERAL INCOME TAXES.................................................  38
   DISTRIBUTION OF CONTRACTS............................................  44
   VOTING RIGHTS........................................................  44
   REPORTS TO CONTRACT OWNERS AND INQUIRIES.............................  45
   DOLLAR COST AVERAGING................................................  45
   SYSTEMATIC WITHDRAWAL PLAN...........................................  45
   ASSET ALLOCATION SERVICE.............................................  45
   EXPERTS..............................................................  47
   LEGAL MATTERS........................................................  47
   SPECIAL CONSIDERATIONS...............................................  47
   AVAILABLE INFORMATION................................................  47
   TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION...............  48
   FINANCIAL STATEMENTS.................................................  48
   CONTRACTS ISSUED SEPTEMBER 3, 2001 THROUGH FEBRUARY 19, 2002.........  48
   ANNUAL REPORTS AND OTHER DOCUMENTS...................................  50
   APPENDIX A ILLUSTRATION OF A MARKET VALUE ADJUSTMENT.................  51
   APPENDIX B KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND
     VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.  53

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of your Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date when you make premium payments to us.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Allocation Option--The twenty-seven (27) Subaccounts, the Fixed Account Options, including the MVA Option available under the Contract for allocation of Purchase Payments, or transfers of Contract Value during the Accumulation Period.

   Annuitant--The person designated to receive or who is actually receiving annuity payments. Life annuity payments involving life contingencies depend upon the annuitant.

   Annuity Date--The date on which annuity payments from us to the annuitant start.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date when we make annuity payments to the annuitant.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person you designate to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.


   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


   Contract--A Variable, Fixed and Market Value Adjusted Deferred Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your Accumulated Guarantee Period Value, Fixed Account Contract Value and Separate Account Value during the Accumulation Period.

   Contract Year--Period between anniversaries of the Date of Issue of a Contract.

   Contribution Year--Each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan plus any accrued interest. Requests for loans must be made in writing to us.

   Fixed Account--A portion of a Contract that is supported by the assets of our General Account. A Fixed Account provides for a guaranteed fixed rate of return on Contract Value allocated to a Fixed Account.

   Fixed Account Contract Value--The value of your interest in the Fixed
Account.

   Fixed Annuity--An annuity where we guarantee the amount of each annuity payment.


   Fund or Funds-- The Alger American Fund, American Century Variable Portfolios, Inc., Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust), The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, J.P. Morgan Series Trust II, Janus Aspen Series, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any legally segregated separate account.

   Guaranteed Interest Rate--The rate of interest we set for a given Guarantee Period or the Fixed Account.

   Guarantee Period--The period of time for which a Guaranteed Interest Rate of an MVA Option is guaranteed. You may elect MVA Options having Guarantee Periods of from one to ten years.

   Guarantee Period Value--The sum of:

      . your Purchase Payments allocated to an MVA Option or amounts you transfer to an MVA Option, plus

      .  interest credited, minus

      .  your withdrawals and transfers, plus or minus

      .  any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the market value adjustment formula.

   Market Value Adjustment--An adjustment of values under a Guarantee Period in accordance with the market value adjustment formula. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the market value adjustment formula stated in the Contract.


   MVA Option--A Fixed Account option to which Purchase Payments may be allocated or Contract Value transferred during the Accumulation Period.


   Non-Qualified Contract--A Contract issued which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code, but is an annuity contract under Section 72 of the Internal Revenue Code.

   Owner ("you, your, yours")--The person designated in the Contract as having the privileges of ownership defined in the Contract.

   Portfolio(s)--The underlying portfolios in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

   Purchase Payments--Premium amounts paid to us by you or on your behalf.

   Purchase Payment Bonus ("PPB")--The amount by which we will increase your Purchase Payments on Purchase Payments made within the first 15 Contract Years.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your Subaccount Values.

   Subaccounts--The twenty-seven subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios.

   Subaccount Value--The value of your allocations to a Subaccount.

   Valuation Date--Each day when a Subaccount is valued. Subaccounts are normally valued every day the New York Stock Exchange is open for trading.
   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) you specify.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Contract Value in the first eight Contribution Years or against certain annuitizations of Contract Value in the first eight Contribution Years.

   Withdrawal Value--Contract Value minus Debt, any applicable premium tax, applicable market value adjustment and any Withdrawal Charge.

                                    SUMMARY


   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.


   It is important to remember that this Contract is a long-term investment. Consider your need to make withdrawals or terminate this Contract in the short-term as your expenses can outweigh the benefits of the Purchase Payment Bonus offered. We also offer variable annuity contracts that do not provide a Purchase Payment Bonus and, therefore, have lower fees. You should carefully consider whether or not this Contract is the best variable annuity for you. Generally, this Contract is most suited to those who intend to hold it for a relatively long time. We use a portion of the mortality and expense risk charges and the surrender charge to pay for the Purchase Payment Bonus.

   After you have held the Contract for 15 Contract Years, the administration expenses will be decreased by 0.25%. In addition, we will waive Withdrawal Charges on Purchase Payments made after 15 Contract years. However, after 15 Contract Years, additional Purchase Payments will not receive the Purchase Payment Bonus.

   The Contracts provide for investment on a tax-deferred basis and annuity benefits. Both Non-Qualified and Qualified Contracts are described in this Prospectus.

   The minimum initial Purchase Payment is $10,000 and, subject to certain exceptions, the minimum subsequent payment is $100.

   This is a bonus Contract. This means your Contract Value may be increased by the Purchase Payment Bonus. The Purchase Payment Bonus is 4%. There are important limitations on this bonus. (See ''Limitations on Your Purchase Payment Bonus,'' page 22.)

   Variable accumulations and benefits are provided by crediting Purchase Payments and any Purchase Payment Bonus to one or more Subaccounts that you select. Each Subaccount invests in a corresponding Portfolio. (See ''The Funds,'' page 17.)

   Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccount(s).

   We provide for fixed accumulation and benefits in the Fixed Account. Any portion of the Purchase Payment allocated to the Fixed Account is credited with interest daily at a rate we periodically declare that is not to be less than 3% annually. (See ''Fixed Account Option,'' page 21.)

   The investment risk under the Contract is borne by you, except to the extent that Contract Value is allocated to the Fixed Account and is guaranteed to earn at least 3% annually.

   The MVA Options provide fixed-rate accumulations, each for a specified Guarantee Period. MVA Options are only available during the Accumulation Period. You may allocate amounts to one or more MVA Options. We may offer additional MVA Options with different Guarantee Periods at our discretion. For new Contracts, we may limit to 3 the number of MVA Options available. We credit a Guaranteed Interest Rate daily to amounts allocated to an MVA Option. Each Guaranteed Interest Rate is set at our discretion, but once set is guaranteed not to change for the duration of the Guarantee Period. At the end of a Guarantee Period, your money will be transferred to the money market subaccount unless you timely elect another MVA Option.

   Transfers between Subaccounts are permitted before and after annuitization, subject to limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment. Restrictions apply to amounts transferred from the Fixed Account (See ''Transfer During Accumulation Period'' and ''Transfer During Annuity Period,'' pages 25 and 33, respectively.)

   The minimum withdrawal amount is $500 for the Subaccounts and Fixed Account and $5,000 for the MVA Options. A minimum $5,000 Contract Value plus Debt must remain after a withdrawal. If less than $5,000 Contract Value plus Debt remains after a partial withdrawal, we will terminate the Contract. If a partial withdrawal is made in connection with a 1035 exchange, direct transfer, or direct rollover, a $5,000 Contract Value plus Debt must also remain in the Contract after the transfer. If this withdrawal request would reduce the Contract Value to less than $5,000 Contract Value plus Debt, and you have not terminated your Contract, your partial withdrawal request will be limited so that the Contract Value remaining will be $5,000. No transfer, rollover, or 1035 exchange is permitted until the outstanding loan on your Contract is paid. Once the outstanding loan is paid, you may implement a transfer, rollover or 1035 exchange.

   No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of a Withdrawal Charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (See ''Withdrawal Charge,'' page 29.) The Withdrawal Charge starts at 8% in the first and second Contribution Years and reduces each subsequent Contribution Year. There are no Withdrawal Charges after eight Contribution Years (See ''Withdrawal Charge,'' page 29.) The Withdrawal Charge also applies at the annuitization of Contract Value in the eighth Contribution Year or earlier, except as set forth under ''Withdrawal Charge.'' Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See ''Federal Income Taxes,'' page 34.)

   A Market Value Adjustment also applies to any withdrawal, transfer or purchase of an annuity option from a Guarantee Period Value. The Market Value Adjustment does not apply during the ''free look'' period. Upon death, the Market Value Adjustment will only apply to the extent it increases the death benefit.

   Contract charges include:

      .  mortality and expense risk charges,

      .  administration expenses,

      .  records maintenance charge,


      .  withdrawal charges,



      .  applicable premium taxes,



      .  optional death benefit charges, and



      .  optional MIAA expense charge (See "Asset Allocation Service.")


   (See ''Summary of Expenses,'' page 6.) In addition, the Funds pay their investment advisers varying fees for investment advice and also incur other operational expenses. (See the Funds' prospectuses for such information.)

   Automatic Asset Rebalancing and Dollar Cost Averaging are available to you. (See ''Automatic Asset Rebalancing'' and ''Dollar Cost Averaging,'' pages 28 and 40, respectively.)

   The Contract may be purchased as an Individual Retirement Annuity, Simplified Employee Pension--IRA, Traditional and Roth Individual Retirement Annuity, tax sheltered annuity, and as a nonqualified annuity. (See ''Taxation of Annuities in General,'' page 34 and ''Qualified Plans,'' page 37.)

   You have the right within the ''free look'' period (generally ten days, subject to state variation) after receiving the Contact to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the ''free look'' period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value minus any Purchase Payment Bonus as adjusted for any negative investment performance, or any positive investment performance. Thus, if you return the Contract during the ''free look'' period, you will not receive the Purchase Payment Bonus. (See ''The Contracts,'' page 21.) In addition, a special ''free look'' period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth Individual Retirement Annuities.

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. (''PMG''). PMG provides asset allocation services under PMG's Managed Investment Advisory Account (''MIAA''). MIAA allocates Contract Value among certain Subaccounts and the Fixed Account. (See ''Asset Allocation Service,'' page 41.) The MIAA and applicable fees are described more fully in the disclosure statement provided by PMG. MIAA is not available in all states or through all distributors.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

  Contract Owner Transaction Expenses
  Sales Load Imposed on Purchases (as a percentage of purchase payments). None
  Contingent Deferred Sales Load (as a percentage of amount surrendered)*

                          Contribution Year(1)
                          --------------------
                          First Year.............. 8%
                          Second Year............. 8%
                          Third Year.............. 7%
                          Fourth Year............. 6%
                          Fifth Year.............. 5%
                          Sixth Year.............. 4%
                          Seventh Year............ 3%
                          Eighth Year............. 2%
                          Ninth Year and Following 0%

Surrender Fees (in addition to Withdrawal Charge).............................................  None
Surrenders and other withdrawals from the MVA Option are subject to a Market Value Adjustment.
  The Market Value Adjustment may increase or reduce the Guarantee Period Value.
Transfer Fees (voluntary transfers in excess of 12 per year).................................. $  10
Maximum Quarterly Records Maintenance Charge.................................................. $7.50

Under certain circumstances the quarterly Records Maintenance Charge may be reduced or waived. The quarterly Records Maintenance Charge will be $3.75 for Contracts with a Contract Value between $25,000 and $50,000 and will be waived for Contracts with a Contract Value exceeding $50,000 on the date of assessment.
--------
*  We will waive this charge on Purchase Payments made after 15 Contract Years.


                       Optional MIAA Expenses
                       MIAA Initial Set Up Fee $  30
                       MIAA Annual Expense
                          Current.............  0.50%**
                          Maximum.............  1.00%***

--------
**  Chargedquarterly in arrears at the rate of .125% per quarter of Contract
           Value subject to the MIAA Expense, using an average daily weighted balance methodology. (See ''Asset Allocation Service.'')


***We reserve the right for new Contracts to increase the MIAA Expense Charge up to a maximum of 1.00%. We currently do not charge the maximum.



         Separate Account Annual Expenses (as a percentage of
         average daily account value)
         Mortality and Expense Risk.......................... 1.00%
         Administration
            Current.......................................... 0.50%
            Maximum.......................................... 0.70%****
         Account Fees and Expenses........................... 0.00%
         Total Current Separate Account Annual Expense....... 1.50%
         Total Maximum Separate Account Annual Expense....... 1.70%

--------

****Wereserve the right for new Contracts to increase the administration charge up to a maximum of .70%. We currently do not charge the maximum. After 15 Contract Years, the administration expenses will be decreased by 0.25%.



             Optional Benefit Annual Expenses
             (as a percentage of average daily account value)
             Guaranteed Minimum Death Benefit Charge......... 0.15%
             Earnings Based Death Benefit Charge............. 0.20%
             Total Maximum Optional Benefit Annual Expenses.. 0.35%

Fund Annual Expenses (After Any Fee Waivers and Expense Reductions)
[TO BE UPDATED BY AMENDMENT]
(as percentage of each Portfolio's average net assets for the period ended December 31, 2001)
                                            Management  Other      Rule       Total Annual
                Portfolio                      Fees    Expenses 12b-1 Fees Portfolio Expenses
                ---------                   ---------- -------- ---------- ------------------
Alger American Growth......................   0.75%     0.04%     0.00%          0.79%
Alger American MidCap Growth...............   0.80%     0.04%     0.00%          0.84%
Alger American Small Capitalization........   0.85%     0.05%     0.00%          0.90%
American Century VP Income & Growth........   0.70%     0.00%     0.00%          0.70%
American Century VP Value..................   1.00%     0.00%     0.00%          1.00%
Credit Suisse Trust-Emerging Markets (7)...   1.09%     0.31%     0.00%          1.40%
Dreyfus Socially Responsible Growth........   0.75%     0.03%     0.00%          0.78%
Fidelity VIP Equity-Income (4).............   0.48%     0.08%     0.00%          0.56%
Fidelity VIP Growth (4)....................   0.57%     0.08%     0.00%          0.65%
Fidelity VIP II Contrafund (4).............   0.57%     0.09%     0.00%          0.66%
Fidelity VIP II Index 500 (5)..............   0.24%     0.27%     0.25%          0.76%
J.P. Morgan Small Company (6)..............   0.60%     0.55%     0.00%          1.15%
Janus Aspen Aggressive Growth (3)..........   0.65%     0.01%     0.00%          0.66%
Janus Aspen Balanced (3)...................   0.65%     0.01%     0.00%          0.66%
Janus Aspen Growth (3).....................   0.65%     0.02%     0.00%          0.67%
Janus Aspen Worldwide Growth (3)...........   0.65%     0.04%     0.00%          0.69%
Scudder Bond...............................   0.48%     0.10%     0.00%          0.58%
Scudder Capital Growth.....................   0.46%     0.03%     0.00%          0.49%
Scudder International......................   0.82%     0.14%     0.00%          0.96%
Scudder Government Securities (2)..........   0.55%     0.05%     0.00%          0.60%
Scudder Growth.............................   0.60%     0.05%     0.00%          0.65%
Scudder High Yield.........................   0.60%     0.08%     0.00%          0.68%
Scudder Investment Grade Bond (1)(2).......   0.60%     0.07%     0.00%          0.67%
Scudder Money Market.......................   0.50%     0.08%     0.00%          0.58%
Scudder Small Cap Growth...................   0.65%     0.07%     0.00%          0.72%
Scudder Technology Growth (1)..............   0.75%     0.07%     0.00%          0.82%
Scudder Total Return.......................   0.55%     0.06%     0.00%          0.61%
                                              -----     -----     -----          -----


(1)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Scudder Technology Growth (0.95%) and Scudder Investment Grade Bond (0.80%).

(2)"Other Expenses" have been restated to exclude reorganization costs.

(3)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide Growth and Janus Aspen Balanced Portfolios. All expenses are shown without the effect of any expense offset arrangements.

(4)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. Through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. These offsets may be discontinued at any time. With these offsets, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .48%, .07% and .55%, respectively, for the Fidelity VIP Equity-Income Portfolio, .57%, .07% and .64%, respectively, for the Fidelity VIP Growth Portfolio; and .57%, .06% and .63%, respectively, for the Fidelity VIP II Contrafund Portfolio.

(5)Fidelity VIP II Index 500 (Service Class 2 Shares) Portfolio's total annual expenses reflect Fidelity Management & Research Company's ("FMR") voluntary agreement to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. FMR's voluntary agreement may be discontinued by FMR at any time. With this reimbursement, Management Fees, Other Expenses, Rule 12b-1 Fees and Total Portfolio Annual Expenses would have been .24%, .04%, .25% and .53%, respectively.

(6)Reflects an agreement by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the Portfolio to the extent certain expenses exceed 1.15% of the Portfolio's average daily net assets during the fiscal year 2001. Absent fee waiver and expense reimbursement, total operating expenses would have been 1.32%.

(7)The expense figures shown are net of certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates based on actual expenses for fiscal year ended December 31, 2000. Without such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Credit Suisse Warburg Pincus Trust-Emerging Markets Portfolio would have been 1.25%, 0.44% and 1.69%, respectively. Fee waivers and expense reimbursements may be discontinued at any time.


Table 1a [TO BE UPDATED BY AMENDMENT]


   If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,


      .  the current 0.50% administration charge,



      .  you did not elect any optional death benefit,


      .  you did not participate in the optional MIAA program, and

      .  the current level of fund expenses for all years shown.

   The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                    EXAMPLE
--------------------------------------------------------------------------------

      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $106   $148    $181     $265
      Alger American MidCap Growth           106    149     183      270
      Alger American Small Capitalization    107    151     186      276
      American Century VP Income & Growth    105    145     176      256
      American Century VP Value              108    154     191      286
      Credit Suisse Trust-Emerging Markets   111    165     210      326
      Dreyfus Socially Responsible Growth    106    148     180      264
      Fidelity VIP Equity-Income             103    141     170      241
      Fidelity VIP Growth                    104    144     174      250
      Fidelity VIP II Contrafund(R)          104    144     174      251
      Fidelity VIP II Index 500              105    147     179      262
      J.P. Morgan Small Company              109    158     198      301
      Janus Aspen Aggressive Growth          104    144     174      251
      Janus Aspen Balanced                   104    144     174      251
      Janus Aspen Growth                     104    145     175      252
      Janus Aspen Worldwide Growth           105    145     176      255
      Scudder Bond                           104    142     171      243
      Scudder Capital Growth                 103    139     166      234
      Scudder International                  107    153     189      282
      Scudder Government Securities          104    143     172      245
      Scudder Growth                         104    144     174      250
      Scudder High Yield                     105    145     175      254
      Scudder Investment Grade Bond          104    145     175      252
      Scudder Money Market                   104    142     171      243
      Scudder Small Cap Growth               105    146     177      258
      Scudder Technology Growth              106    149     182      268
      Scudder Total Return                   104    143     172      246

Table 1b [TO BE UPDATED BY AMENDMENT]


   Same assumptions as Table 1a above, except that you decide not to surrender your Contract at the end of each period.


                                    EXAMPLE
      ---------------------------------------------------------------------
      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $23     $72    $124     $265
      Alger American MidCap Growth           24      74     126      270
      Alger American Small Capitalization    25      76     129      276
      American Century VP Income & Growth    23      70     119      256
      American Century VP Value              26      79     135      286
      Credit Suisse Trust-Emerging Markets   30      91     155      326
      Dreyfus Socially Responsible Growth    23      72     123      264
      Fidelity VIP Equity-Income             21      65     112      241
      Fidelity VIP Growth                    22      68     117      250
      Fidelity VIP II Contrafund(R)          22      68     117      251
      Fidelity VIP II Index 500              23      71     122      262
      J.P. Morgan Small Company              27      83     142      301
      Janus Aspen Aggressive Growth          22      68     117      251
      Janus Aspen Balanced                   22      68     117      251
      Janus Aspen Growth                     22      69     118      252
      Janus Aspen Worldwide Growth           22      69     119      255
      Scudder Bond                           21      66     113      243
      Scudder Capital Growth                 20      63     108      234
      Scudder International                  25      78     133      282
      Scudder Government Securities          22      66     114      245
      Scudder Growth                         22      68     117      250
      Scudder High Yield                     22      69     118      254
      Scudder Investment Grade Bond          22      69     118      252
      Scudder Money Market                   21      66     113      243
      Scudder Small Cap Growth               23      70     120      258
      Scudder Technology Growth              24      73     125      268
      Scudder Total Return                   22      67     115      246


   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of both the Separate Account and the Fund but not the MVA Option. This table is limited to disclosure with regard to the variable portion of the Contract. See ''Contract Charges and Expenses'' and ''The MVA Option'' for more information regarding the various costs and expenses. The examples should not be considered to be representations of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. The examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of quarterly Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account.

Table 2a [TO BE UPDATED BY AMENDMENT]


   If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,

      . the maximum 0.70% administration charge (we reserve the right to charge),


      .  you did not elect any optional death benefit,


      .  you did not participate in the optional MIAA program, and

      .  the current level of fund expenses for all years shown.

   The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                    EXAMPLE
--------------------------------------------------------------------------------

      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $107   $154    $190     $285
      Alger American MidCap Growth           108    155     193      290
      Alger American Small Capitalization    109    157     196      296
      American Century VP Income & Growth    107    151     186      276
      American Century VP Value              109    160     201      306
      Credit Suisse Trust-Emerging Markets   113    171     220      345
      Dreyfus Socially Responsible Growth    107    153     190      284
      Fidelity VIP Equity-Income             105    147     179      262
      Fidelity VIP Growth                    106    150     184      271
      Fidelity VIP II Contrafund(R)          106    150     184      272
      Fidelity VIP II Index 500              107    153     189      282
      J.P. Morgan Small Company              111    164     208      321
      Janus Aspen Aggressive Growth          106    150     184      272
      Janus Aspen Balanced                   106    150     184      272
      Janus Aspen Growth                     106    150     185      273
      Janus Aspen Worldwide Growth           107    151     186      275
      Scudder Bond                           106    148     180      264
      Scudder Capital Growth                 105    145     176      255
      Scudder International                  109    159     199      302
      Scudder Government Securities          106    148     181      266
      Scudder Growth                         106    150     184      271
      Scudder High Yield                     106    151     185      274
      Scudder Investment Grade Bond          106    150     185      273
      Scudder Money Market                   106    148     180      264
      Scudder Small Cap Growth               107    152     187      278
      Scudder Technology Growth              108    155     192      288
      Scudder Total Return                   106    149     182      267
                                            ----   ----    ----     ----

Table 2b [TO BE UPDATED BY AMENDMENT]


   Same assumptions as Table 2a above, except that you decide not to surrender your Contract at the end of each period.


                                    EXAMPLE
      ---------------------------------------------------------------------
      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $26     $78    $134     $285
      Alger American MidCap Growth           26      80     137      290
      Alger American Small Capitalization    27      82     140      296
      American Century VP Income & Growth    25      76     129      276
      American Century VP Value              28      85     145      306
      Credit Suisse Trust-Emerging Markets   32      97     165      345
      Dreyfus Socially Responsible Growth    25      78     134      284
      Fidelity VIP Equity-Income             23      71     122      262
      Fidelity VIP Growth                    24      74     127      271
      Fidelity VIP II Contrafund(R)          24      74     127      272
      Fidelity VIP II Index 500              25      78     133      282
      J.P. Morgan Small Company              29      90     152      321
      Janus Aspen Aggressive Growth          24      74     127      272
      Janus Aspen Balanced                   24      74     127      272
      Janus Aspen Growth                     24      75     128      273
      Janus Aspen Worldwide Growth           25      75     129      275
      Scudder Bond                           23      72     123      264
      Scudder Capital Growth                 22      69     119      255
      Scudder International                  27      84     143      302
      Scudder Government Securities          24      73     124      266
      Scudder Growth                         24      74     127      271
      Scudder High Yield                     24      75     128      274
      Scudder Investment Grade Bond          24      75     128      273
      Scudder Money Market                   23      72     123      264
      Scudder Small Cap Growth               25      76     130      278
      Scudder Technology Growth              26      79     136      288
      Scudder Total Return                   24      73     125      267


   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of both the Separate Account and the Fund but not the MVA Option. This table is limited to disclosure with regard to the variable portion of the Contract. See ''Contract Charges and Expenses'' and ''The MVA Option'' for more information regarding the various costs and expenses. The examples should not be considered to be representations of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. The examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of quarterly Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account.

Table 3a [TO BE UPDATED BY AMENDMENT]


   If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,


      .  the current 0.50% administration charge,



      .  you elect the optional Guaranteed Minimum Death Benefit,



      .  you elect the optional Earnings Based Death Benefit,



      . you participate in the optional MIAA program with a 0.50% MIAA expense, and



      .  the current level of fund expenses for all years shown.


   The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                    EXAMPLE
      --------------------------------------------------------------------
      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $128   $205    $274     $446
      Alger American MidCap Growth           129    207     276      451
      Alger American Small Capitalization    129    208     278      456
      American Century VP Income & Growth    127    203     269      439
      American Century VP Value              130    211     283      464
      Credit Suisse Trust-Emerging Markets   134    222     300      497
      Dreyfus Socially Responsible Growth    128    205     273      446
      Fidelity VIP Equity-Income             126    199     263      427
      Fidelity VIP Growth                    127    202     267      435
      Fidelity VIP II Contrafund(R)          127    202     268      435
      Fidelity VIP II Index 500              128    205     272      444
      J.P. Morgan Small Company              132    215     289      476
      Janus Aspen Aggressive Growth          127    202     268      435
      Janus Aspen Balanced                   127    202     268      435
      Janus Aspen Growth                     127    202     268      436
      Janus Aspen Worldwide Growth           127    203     269      438
      Scudder Bond                           126    200     264      428
      Scudder Capital Growth                 125    197     260      421
      Scudder International                  130    210     281      461
      Scudder Government Securities          126    200     265      430
      Scudder Growth                         127    202     267      435
      Scudder High Yield                     127    202     269      437
      Scudder Investment Grade Bond          127    202     268      436
      Scudder Money Market                   126    200     264      428
      Scudder Small Cap Growth               127    204     270      441
      Scudder Technology Growth              128    206     275      449
      Scudder Total Return                   126    201     265      431

Table 3b [TO BE UPDATED BY AMENDMENT]


   Same assumptions as Table 3a above, except that you decide not to surrender your Contract at the end of each period.


                                    EXAMPLE
      ---------------------------------------------------------------------
      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $34    $ 92    $154     $319
      Alger American MidCap Growth           34      94     156      324
      Alger American Small Capitalization    35      96     159      330
      American Century VP Income & Growth    33      90     149      310
      American Century VP Value              36      99     164      339
      Credit Suisse Trust-Emerging Markets   40     111     184      377
      Dreyfus Socially Responsible Growth    34      92     153      318
      Fidelity VIP Equity-Income             31      85     142      296
      Fidelity VIP Growth                    32      88     147      305
      Fidelity VIP II Contrafund(R)          32      88     147      306
      Fidelity VIP II Index 500              33      91     152      316
      J.P. Morgan Small Company              37     103     172      353
      Janus Aspen Aggressive Growth          32      88     147      306
      Janus Aspen Balanced                   32      88     147      306
      Janus Aspen Growth                     32      89     148      307
      Janus Aspen Worldwide Growth           33      89     149      309
      Scudder Bond                           31      86     143      298
      Scudder Capital Growth                 31      83     139      289
      Scudder International                  35      98     162      335
      Scudder Government Securities          32      87     144      300
      Scudder Growth                         32      88     147      305
      Scudder High Yield                     32      89     148      308
      Scudder Investment Grade Bond          32      89     148      307
      Scudder Money Market                   31      86     143      298
      Scudder Small Cap Growth               33      90     150      312
      Scudder Technology Growth              34      93     155      322
      Scudder Total Return                   32      87     145      301



   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit and the optional Earnings Based Death Benefit. If one or more of these features were not elected, the expense figures shown above would be lower. These tables do not reflect the expenses of the MVA Option. The tables are limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Tables should not be considered to be a representation of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. ''Management Fees'' and ''Other Expenses'' in the ''SUMMARY OF EXPENSES'' for the Funds have been provided by the investment managers or advisers of the Funds and have not been independently verified. The Tables assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. The Tables also assume that all of the Contract Value in a particular Subaccount is in the MIAA program. See ''Contract Charges and Expenses'' for more information regarding the various costs and expenses.

Table 4a [TO BE UPDATED BY AMENDMENT]


   If you surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,


      . the maximum 0.70% administration charge (we reserve the right to charge),



      .  you elect the optional Guaranteed Minimum Death Benefit,



      .  you elect the optional Earnings Based Death Benefit,



      . you participate in the optional MIAA program with a 1.00% MIAA expense, and


      .  the current level of fund expenses for all years shown.

   The example assumes that any fund expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                    EXAMPLE
      --------------------------------------------------------------------
      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $117   $172    $218     $338
      Alger American MidCap Growth           117    174     221      343
      Alger American Small Capitalization    118    175     224      349
      American Century VP Income & Growth    116    170     214      330
      American Century VP Value              119    178     228      358
      Credit Suisse Trust-Emerging Markets   123    189     247      395
      Dreyfus Socially Responsible Growth    117    172     218      337
      Fidelity VIP Equity-Income             115    166     208      316
      Fidelity VIP Growth                    115    168     212      325
      Fidelity VIP II Contrafund(R)          116    169     212      326
      Fidelity VIP II Index 500              117    171     217      335
      J.P. Morgan Small Company              120    182     235      372
      Janus Aspen Aggressive Growth          116    169     212      326
      Janus Aspen Balanced                   116    169     212      326
      Janus Aspen Growth                     116    169     213      327
      Janus Aspen Worldwide Growth           116    169     214      329
      Scudder Bond                           115    166     209      318
      Scudder Capital Growth                 114    164     204      309
      Scudder International                  118    177     226      354
      Scudder Government Securities          115    167     209      320
      Scudder Growth                         115    168     212      325
      Scudder High Yield                     116    169     213      328
      Scudder Investment Grade Bond          116    169     213      327
      Scudder Money Market                   115    166     209      318
      Scudder Small Cap Growth               116    170     215      331
      Scudder Technology Growth              117    173     220      341
      Scudder Total Return                   115    167     210      321

Table 4b [TO BE UPDATED BY AMENDMENT]


   Same assumptions as Table 4a above, except that you decide not to surrender your Contract at the end of each period.


                                    EXAMPLE
      ---------------------------------------------------------------------
      Subaccount                           1 year 3 years 5 years 10 years
      ----------                           ------ ------- ------- --------
      Alger American Growth                 $36    $ 98    $164     $338
      Alger American MidCap Growth           36     100     166      343
      Alger American Small Capitalization    37     102     169      349
      American Century VP Income & Growth    35      96     159      330
      American Century VP Value              38     105     174      358
      Credit Suisse Trust-Emerging Markets   42     117     194      395
      Dreyfus Socially Responsible Growth    36      98     163      337
      Fidelity VIP Equity-Income             33      91     152      316
      Fidelity VIP Growth                    34      94     157      325
      Fidelity VIP II Contrafund(R)          34      95     157      326
      Fidelity VIP II Index 500              35      98     162      335
      J.P. Morgan Small Company              39     109     182      372
      Janus Aspen Aggressive Growth          34      95     157      326
      Janus Aspen Balanced                   34      95     157      326
      Janus Aspen Growth                     34      95     158      327
      Janus Aspen Worldwide Growth           35      95     159      329
      Scudder Bond                           34      92     153      318
      Scudder Capital Growth                 33      89     149      309
      Scudder International                  37     104     172      354
      Scudder Government Securities          34      93     154      320
      Scudder Growth                         34      94     157      325
      Scudder High Yield                     35      95     158      328
      Scudder Investment Grade Bond          34      95     158      327
      Scudder Money Market                   34      92     153      318
      Scudder Small Cap Growth               35      96     160      331
      Scudder Technology Growth              36      99     165      341
      Scudder Total Return                   34      93     155      321



   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit and the optional Earnings Based Death Benefit. If one or more of these features were not elected, the expense figures shown above would be lower. These tables do not reflect the expenses of the MVA Option. The tables are limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Tables should not be considered to be a representation of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. ''Management Fees'' and ''Other Expenses'' in the ''SUMMARY OF EXPENSES'' for the Funds have been provided by the investment managers or advisers of the Funds and have not been independently verified. The Tables assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. The Tables also assume that all of the Contract Value in a particular Subaccount is in the MIAA program. See ''Contract Charges and Expenses'' for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION


                         [TO BE UPDATED BY AMENDMENT]



   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.



                                 Subaccount                                     2001
                                 ----------                                    -------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*............................ $23.318
   Accumulation unit value at end of period................................... $25.363
   Number of accumulation units outstanding at end of period (000's omitted)..       4
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Fidelity VIP II Contrafund Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Fidelity VIP II Index 500 Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
J. P. Morgan Small Company Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Janus Aspen Aggressive Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..
Janus Aspen Growth Subaccount
   Accumulation unit value at beginning of period*............................ $
   Accumulation unit value at end of period................................... $
   Number of accumulation units outstanding at end of period (000's omitted)..

                                 Subaccount                                    2001
                                 ----------                                    ----
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder International Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder High Yield Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Investment Grade Bond Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*............................  $
   Accumulation unit value at end of period...................................  $
   Number of accumulation units outstanding at end of period (000's omitted)..

--------

*Commencement of Offering on July 3, 2000.

          KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding (''ZGH''), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services (''ZFS''), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich in October 2000.


The MVA Option

   The MVA Option is a special form of Fixed Account Option distinguished by the Market Value Adjustment. You may allocate amounts in the Market Value Adjustment (''MVA'') Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice (See ''Guarantee Periods of the MVA Option'' below). The MVA Option is not available in all states. At our discretion, we may offer additional Guarantee Periods.

   The amounts allocated to the MVA Option under the Contracts are invested under the state insurance laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a ''non-unitized'' separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations under the Contracts and other contracts we may issue. The assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.


   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. Our affiliate, Zurich Scudder Investments, Inc. (''ZSI''), manages our General Account.



   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See ''The Contracts--Establishment of Guaranteed Interest Rates.'')


   Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

      . securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

      . debt securities which have an investment grade, at the time of purchase, within the four (4) highest grades assigned by Moody's Investors Services, Inc. (''Moody's'') (Aaa, Aa, A or Baa), Standard & Poor's Corporation (''Standard & Poor's'') (AAA, AA, A or BBB), or any other nationally recognized rating service;

      . other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

      .  options and futures transactions on fixed income securities.


   Our General Account at December 31, 2001 included approximately percent in cash, short-term investments and investment grade fixed maturities,
       percent in below investment grade (high risk) bonds,        percent in
mortgage loans and other real estate-related investments and        percent in
all other investments.

   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2001. (See "Annual Reports and Other Documents.")


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. KILICO Money Market Separate Account was initially registered with the Securities and Exchange Commission (''SEC'') as an open-end, diversified management investment company. On November 2, 1989, contract owners approved a Reorganization under which the Separate Account was restructured as a unit investment trust. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Twenty-seven Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account invests in shares of the following Funds:

  .  The Alger American Fund

  .  American Century Variable Portfolios, Inc.


  .  Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)


  .  The Dreyfus Socially Responsible Growth Fund, Inc.

  .  Fidelity Variable Insurance Products Fund

  .  Fidelity Variable Insurance Products Fund II

  .  J.P. Morgan Series Trust II

  .  Janus Aspen Series


  .  Scudder Variable Series I (Class A Shares)



  .  Scudder Variable Series II


   The Funds provide investment vehicles for variable life insurance and variable annuity contracts. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that the Funds' responses to any of those events insufficiently protects Owners, we will take appropriate action.

   The Funds consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The twenty-seven Portfolios are summarized below:

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.


Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)



   Credit Suisse Trust-Emerging Markets Portfolio (formerly Credit Suisse Warburg Pincus Trust-Emerging Markets) seeks long-term growth of capital by investing in equity securities of emerging markets.


The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   The Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's Management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Fidelity Variable Insurance Products Fund

   Fidelity VIP Equity-Income Portfolio (Initial Class Shares) seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

   Fidelity VIP Growth Portfolio (Initial Class Shares) seeks capital appreciation.

Fidelity Variable Insurance Products Fund II

   Fidelity VIP II Contrafund(R) Portfolio (Initial Class Shares) seeks long-term capital appreciation.

   Fidelity VIP II Index 500 Portfolio (Service Class 2 Shares) seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

J.P. Morgan Series Trust II

   J.P. Morgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks.

Janus Aspen Series

   Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.


Scudder Variable Series I (Class A Shares)



   Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.



   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.



   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.



Scudder Variable Series II



   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.



   Scudder Growth Portfolio seeks maximum appreciation of capital.



   Scudder High Yield Portfolio seeks to provide a high level of current income.



   Scudder Investment Grade Bond Portfolio seeks high current income.



   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.



   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.



   Scudder Technology Growth Portfolio seeks growth of capital.



   Scudder Total Return Portfolio seeks a high total return, a combination of income and capital appreciation.


                               -----------------

   The Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios, is found in the Funds' prospectuses accompanying this Prospectus, and Statements of Additional Information available from us upon request.


   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund. American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc. Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio (formerly Credit Suisse Warburg Pincus Trust-Emerging Markets Portfolio). The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc. Fidelity Management & Research Company serves as the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP II Index 500 Portfolio. J.P. Morgan Investment Management, Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio. Janus Capital Corporation is the investment adviser for the four available Portfolios of the Janus Aspen Series. Zurich Scudder Investments, Inc., our affiliate, serves as investment manager for each of the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to any shares held by a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount if marketing, tax, or investment conditions warrant. We will notify all Owners of these changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be:

  . operated as a management company under the Investment Company Act of 1940 (''1940 Act'');

  . deregistered under that Act in the event such registration is no longer required; or

  .  combined with our other separate accounts.

   To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

Performance Information

   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized ''average annual total return'' and nonstandardized ''total return.'' The Scudder High Yield Subaccount, Scudder Government Securities Subaccount and Scudder Investment Grade Bond Subaccount may also advertise ''yield''. The Scudder Money Market Subaccount may advertise ''yield'' and ''effective yield.'' Each of these figures is based upon historical earnings and is not necessarily representative of Subaccount's future performance.


   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years, if applicable. In addition, we will show standardized average annual total return and nonstandardized total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Standardized and nonstandardized performance will also show the effect of contingent deferred sales loads.


   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the

Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.


   The Subaccounts' performance figures and Accumulation Unit values fluctuate. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge, the maximum charge for the MIAA program, the Guaranteed Minimum Death Benefit rider and the Earnings Based Death Benefit rider. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures may include the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider and the Earnings Based Death Benefit rider.


   The Subaccounts may be compared to relevant indices and performance data from independent sources, including the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or portfolio expenses. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The Subaccounts are not insured and the value of their units will fluctuate.

   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance is provided in the Statement of Additional Information.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (''1933 Act''), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account or the interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed annual interest rate of 3%. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the amount of excess interest credited. We also reserve the right to declare different rates of excess interest depending upon when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.

   The minimum initial Purchase Payment is $10,000 and the minimum subsequent payment is $100. Purchase Payments in excess of $1,000,000 per Contract Year require our prior approval.

   Generally, a bonus contract has higher expenses than a similar annuity without a bonus credit. You should consider the expenses along with the features and enhancements to be sure a bonus annuity meets your financial needs and goals. In certain circumstances you might be worse off due to a bonus credit.

   We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.

   You may examine a Contract and return it for a refund during the ''free look'' period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value, without consideration of the Purchase Payment Bonus, plus the amounts of purchase payments in the Guarantee Periods and the Fixed Account on the date we receive the returned Contract, without any deduction for Records Maintenance Charges. If you return the Contract during the free look period you will not receive the Purchase Payment Bonus. Some states require the return of the Purchase Payment. In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

   During the Accumulation Period, you may change a Beneficiary at any time by signing our form. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of a Beneficiary change.

   Amounts payable during the Annuity Period may not be assigned. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

   You designate the Beneficiary. If you or the Annuitant dies, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay you or the Annuitant's estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

B. Purchase Payment Bonus.

   This is a bonus Contract. This means that your Purchase Payments may be increased by the Purchase Payment Bonus (''PPB'') prior to your allocation selection. It is important to remember that this Contract is a long-term investment. Consider your need to make withdrawals from or terminate this Contract in the short-term as your expenses can outweigh the benefits of the PPB offered.

   We also offer variable annuity contracts that do not provide a PPB and, therefore, have lower fees. You should carefully consider whether or not the Contract is the best variable annuity for you. Generally this Contract is most suited for those who intend to hold it for a relatively long time. We use a portion of the mortality and expense risk charges and the surrender charge to help recover the cost of providing the PPB under the Contract. We expect to make a profit from these charges. Under certain circumstances (such as a period of poor market performance) the cost associated with the PPB may exceed the sum of the PPB and any related earnings. You should consider this possibility before purchasing the Contract.

   The PPB is 4%. The PPB offered at Contract issue is guaranteed for as long as you own the Contract. No PPB is applied after 15 Contract Years. The PPB is not considered to be ''investment in the contract'' for income tax purposes. (See ''Federal Income Taxes.'')

C. Limitations on Your Purchase Payment Bonus.

   There are important limitations on your PPB. These limitations are:

      . You will not receive the PPB if you return the Contract during the free look period. We assume all investment risk on the forfeited PPB.

      . You will not receive the PPB if at the time a Purchase Payment is made, the sum of partial withdrawals and loans made exceeds the sum of Purchase Payments and loan repayments you made to the Contract.

      . You will not receive any additional PPB after the Contract's 15th Contract Year.

D. Application of Purchase Payments.

   You allocate your Purchase Payments to the MVA Option(s), the Subaccount(s) and/or the Fixed Account. Your PPB will be allocated ratably pursuant to your initial Purchase Payment allocation. Each Purchase Payment allocated to a Subaccount purchases a number of Accumulation Units, determined by the Accumulation Unit Value as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the MVA Option(s) or to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited no later than 2 business days after the application for the Contract is complete. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Records Maintenance Charge. The number of Accumulation Units, Fixed Account Contract Value and Accumulated Guarantee Period Value is reduced when the Records Maintenance Charge is assessed. (See ''Records Maintenance Charge'' below.)

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within 5 business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the 5 day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

E. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units credited is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are canceled in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:


      (a / b) -c, where:


      (a) is the net result of:

         . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the ''ex-dividend'' date occurs during the current Valuation Period; plus or minus

         . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (b) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period;


      (c) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death benefits).


F. Guarantee Periods of the MVA Option.

   You may allocate Purchase Payments or transfer Contract Value to one or more Guarantee Periods with durations of one to ten years. Each MVA Option has a Guaranteed Interest Rate which will not change during the Guarantee Period. Interest is credited daily at the effective annual rate. The minimum Purchase Payment is $5,000 per MVA Option per allocation.

   The following example illustrates how we credit Guarantee Period interest.

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

              Contract Value.......... $40,000
              Guarantee Period........ 5 Years
              Guaranteed Interest Rate 4.0% Effective Annual Rate

                                Interest   Cumulative
                                Credited    Interest
                          Year During Year  Credited
                          ---- ----------- ----------
                           1..  $1,600.00  $1,600.00
                           2..   1,664.00   3,264.00
                           3..   1,730.56   4,994.56
                           4..   1,799.78   6,794.34
                           5..   1,871.77   8,666.11

   Accumulated Value at the end of 5 years is:

                       $40,000 + $8,666.11 = $48,666.11

   Note: This example assumes that no withdrawals are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments apply.

   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

   We send, 30 days before the beginning of a new Guarantee Period, written notice of the expiration of your Guarantee Period. If you do not elect a new Guarantee Period, the MVA assets will be transferred automatically to the Kemper Money Market Subaccount on the Guarantee Period maturity date. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. (See ''Market Value Adjustment'' below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.


   You may call us at 1-888-477-9700 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.


G. Establishment of Guaranteed Interest Rates.

   We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions and other factors dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is made or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value, before the end of a Guarantee Period, are subject to a Market Value Adjustment. (See ''Market Value Adjustment'' below.)

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See ''The MVA

Option''.) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administration expenses we bear, and general economic trends.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

H. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  Accumulated Guarantee Period Value, plus

      .  your Fixed Account Contract Value.

I. Transfer During Accumulation Period.

   During the Accumulation Period, you may transfer your Contract Value among the MVA Option(s), the Subaccounts and the Fixed Account, subject to the following provisions:

      . the Fixed Account Contract Value, minus 125% of Debt, may be transferred during one of two times during the Contract Year to one or more of Subaccounts or Guarantee Periods in the thirty days following an anniversary of a Contract Year or the thirty days following the date of your next quarterly statement; and

      . the Contract Value transferred into or out of the Guarantee Periods must be at least $5,000, unless the entire Guarantee Period Value is transferred;

      . we reserve the right to charge $10 for each transfer (that is not part of the Automatic Asset Rebalancing) when there are more than 12 transfers in a Contract Year.

   In addition, transfers of Guarantee Period Value before the Guarantee Period end date are subject to Market Value Adjustment. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.


   If you authorize an unaffiliated third party outside the MIAA program (See ''Asset Allocation Service'') to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any unaffiliated third party asset allocation or investment advisory service or program. We may suspend, limit or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations. We will not take any of these steps unless transfers initiated by unaffiliated third parties could potentially disadvantage or impair your rights.


   We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

J. Partial Withdrawals During Accumulation Period.

   You may redeem some or all of the Contract Value minus Debt, Withdrawal Charges and plus or minus any applicable Market Value Adjustment. Withdrawals will have tax consequences. (See ''Federal Income Taxes.'') A withdrawal of the entire Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See ''Federal Income Taxes''.)

   Partial withdrawals are subject to the following:

   In any Contract Year, you may make a partial withdrawal, subject to the following:

      .  the partial withdrawal from the Subaccounts must be at least $500,

      . the minimum withdrawal from the MVA Options must be at least $5,000 (before any Market Value Adjustment),

      . the greater of $5,000 of Contract Value plus Debt or 120% of Debt must remain in the Contract after the withdrawal,

      . direct transfers, rollovers, and exchanges are not permitted if there is an outstanding loan.

   If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we (1) cancel Accumulation Units on a pro rata basis from all Subaccounts in which you have an interest, (2) redeem ratably from the Fixed Account and (3) redeem ratably from the MVA Options.


   Election to withdraw shall be made in writing to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within 7 days after we receive the request. However, we may suspend withdrawals or delay payment:


      .  during any period when the New York Stock Exchange is closed,

      . when trading in a Portfolio is restricted or the SEC determines that an emergency exists, or

      .  as the SEC by order may permit.

   For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current applicable interest rates.

   A participant in the Texas Optional Retirement System (''ORP'') must obtain a certificate of termination from the participant's employer before the Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

K. Market Value Adjustment.

   Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected on the Guarantee Period end date or during the ''free look'' period, may be adjusted up or down by a Market Value Adjustment.

   The Market Value Adjustment reflects the relationship between

      . the currently established interest rate (''Current Interest Rate'') for a Guarantee Period equal to the length of the Guarantee Period, and

      . the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Market Adjusted Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Market Adjusted Value and results in a higher payment.

   The Market Value Adjustment (MVA) uses this formula:

                        MVA = GPV X .075 X (J - I) X N

   Where:

      GPV is the Guarantee Period Value being withdrawn,

      I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

      J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the Guarantee Period for the Guarantee Period Amount subject to the Market Value Adjustment, and

      N is the number of months remaining in the Guarantee Period.

   The .075 factor used in the MVA formula is based on testing a number of interest rate scenarios so that the entire formula provides reasonable financial parity between terminating and continuing Contract Owners and between Contract Owners and us with respect to changes in interest rates and asset values during various time periods.

   For an illustration showing an upward and a downward adjustment, see Appendix A.

L. Death Benefit.

   If you (or the Annuitant) die during the Accumulation Period, prior to attaining age 75, the beneficiary will be paid the greatest of:

      .  the Contract Value plus PPB less Debt, or

      . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals, or

      . the amount that would have been payable in the event of a full surrender.

   If you (or the Annuitant) die at age 75 or later, the death benefit is the Contract Value minus Debt or, if larger, the amount that would have been paid in the event of a full surrender.

   You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under ''Annuity Options'' below.

   For Non-Qualified Contracts, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to your designated Beneficiary. The available Annuity Options are limited by the Code, as described under ''Annuity Options''. The death benefit is determined as stated above, except your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.


M. Guaranteed Minimum Death Benefit Rider.



   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. You must elect the GMDB rider on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.



   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a Joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under this Contract.



   We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death Certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:



    (1)the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;



    (2)the total amount of Purchase Payments minus an adjustment for withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or



    (3)the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:



    (a)is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and



    (b)is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.



   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy; Annuity Option 2, or Annuity Option 3 based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.



   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.



N. Earnings Based Death Benefit Rider.



   The Earnings Based Death Benefit ("EBDB") is an optional Contract rider. EBDB may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider" above). You must elect the EBDB rider on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.



   If elected, the death benefit would be as follows:



      . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus



      .  the EBDB factor times the lesser of:



        a. remaining principal, and



        b. Contract Value minus remaining principal, but not less than zero



   The EBDB factor is 0.40 if death occurs prior to the 10/th Contract Anniversary, 0.50 if death occurs between the 10th and 15th Contract Anniversaries, and 0.70 if death occurs on or after the 15th Contract Anniversary. /



   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.



   The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.



   The optional EBDB is not offered in connection with IRA Contracts.

O. Loans.


   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or with a qualified plan under Code Section 401 may request a loan (if permitted by the ERISA Qualified Plan) any time during the accumulation period. Loans are made from the Fixed Account and not the Subaccounts. If there are insufficient funds in the Fixed Account to secure the loan, you will be required to transfer funds to the Fixed Account. In general, under the Code loans may not exceed 50% of the Contract Value. If the Contract Value is at least $20,000 or the Contract is part of an ERISA qualified plan, the maximum loan amount is the lesser of:

      .  50% of the Contract Value, or

      . 50,000 reduced by the principal of any outstanding loan, plus loan interest due or accrued (''loan balance'') over the prior 12 months.

   If the Contract Value is less than $20,000 and is not part of an ERISA qualified plan, the maximum loan amount is the lesser of:

      .  $10,000, or

      .  80% of the Contract Value, less Debt.

   The minimum loan is $1,000. A minimum of $5,000 of Withdrawal Value must remain in your Contract at the time of the loan.

   For non-ERISA loans, the loan interest rate is 5.5% per year. For loans issued under ERISA plans, the loan interest rate will vary based on current rates. Interest that is not paid when due is added to the loan and will bear interest at the same rate as the loan. While the loan is outstanding, the portion of the Fixed Account Contract Value that equals the debt will earn interest at a rate 2.5% less than the loan rate.

   Loans must be repaid in substantially equal quarterly payments within 5 years. Loans used to purchase your principal residence must be repaid within 15 years.

   If a loan payment is not made when due, interest will continue to accrue. On 403(b) Contracts, to the extent permitted by law, the amount of the missed payment will be deducted from your Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution of the entire remaining loan balance and will be taxable to the borrower, and may be subject to early withdrawal tax penalty.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to Code requirements, our administrative procedures as reflected under our loan agreements, and, if applicable, ERISA.


P. Automatic Asset Rebalancing.


   We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual or annual basis. Funds held under the Dollar Cost Averaging program or MVA options are not eligible for this option. There is currently no charge for this service.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administration expenses,


      .  optional guaranteed minimum death benefit charge,



      .  optional earnings based death benefit charge,

      .  records maintenance charge,



      .  withdrawal charge,


      .  applicable premium taxes, and


      .  optional MIAA expense charge (See ''Asset Allocation Service'')


   Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. Charges Against the Separate Account.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.00% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before you attain age 75, we may, in some cases, pay more than Contract Value. (See ''Death Benefit.'') Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administration expenses portion of the daily asset charge.

2. Administration Expenses.

   We assess each Subaccount a daily asset charge for administration expenses at a rate of 0.50% per annum. For new Contracts we reserve the right to increase this charge to a maximum of 0.70% per annum. After you have held the Contract for 15 Contract Years, the per annum administration expenses will be decreased by 0.25%. The administration expenses reimburse us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration expenses cover the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.


3. Guaranteed Minimum Death Benefit Rider Charge.



   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.



4. Earnings Based Death Benefit Rider Charge.



   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.


B. Records Maintenance Charge.

   We will assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract which has participated in the Separate Account during the calendar quarter. The Records Maintenance Charge is:

      .  $7.50 quarterly for Contracts with Contract Value under $25,000.

      . $3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000.

      . No Records Maintenance Charge for Contracts with Contract Value over $50,000.

   The Record Maintenance Charge is not assessed during the Annuity Period.

   The Records Maintenance Charge is to reimburse us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge will be assessed at the end of each calendar quarter, based on the Contract Value at that time, and will constitute a reduction in Contract Value.

   At any time the Records Maintenance Charge is assessed, the applicable charge will be assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge will be redeemed from such Subaccount. If necessary to meet the assessment, amounts are also redeemed from the Fixed Account and from the Guarantee Periods.

C. Withdrawal Charge.

   A Withdrawal Charge is imposed to reimburse us for Contract sales expense, including commissions and other distribution, promotion and acquisition expenses. A Withdrawal Charge is based upon Contribution Years. A Contribution Year is each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made. We do not impose the Withdrawal Charge on Purchase Payments made after 15 Contract Years.

   Each Contract Year you may withdraw, without Withdrawal Charge, 10% of the Contract Value, minus Debt. If you withdraw a larger amount, the excess withdrawn is subject to a Withdrawal Charge. The Withdrawal Charge applies in the first 8 Contribution Years as follows:

                      Contribution             Withdrawal
                         Year                    Charge
                      ------------             ----------
                      First Year..............     8%
                      Second Year.............     8%
                      Third Year..............     7%
                      Fourth Year.............     6%
                      Fifth Year..............     5%
                      Sixth Year..............     4%
                      Seventh Year............     3%
                      Eighth Year.............     2%
                      Ninth Year and following     0%

   Purchase Payments are deemed surrendered in the order they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

   Because Contribution Years are based upon the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see ''Partial Withdrawals During Accumulation Period.'') For example:

      .  You make a $15,000 Purchase Payment in the first Contract Year.

      .  You make a $10,000 Purchase Payment in the fourth Contract year.

      .  In the fifth Contract Year

       . The $15,000 Purchase Payment is in its fifth Contribution year and the $10,000 Purchase Payment is in its second Contribution Year.

   Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and risk expense charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their eighth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4, or if payments under Annuity Option 1 are scheduled to continue for at least 5 years. See ''The Annuity Period--Annuity Options'' for a description of the Annuity Options available.

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   We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to characteristics including the size of a group, the average contribution per participant, or the use of mass enrollment procedures.

D. Investment Management Fees and Other Expenses.

   Each Portfolio's net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See ''Summary of Expenses.'') Further detail is provided in the attached prospectuses for the Portfolios and the Funds' Statements of Additional Information.

E. State Premium Taxes.

   Certain state and local governments impose a premium tax currently ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization, unless the tax was previously assessed. See ''Appendix B--State Premium Tax Chart'' in the Statement of Additional Information. It is our current practice under this Contract to pay premium tax directly and not charge you. This practice is subject to change without notice.


F. MIAA Expense Charge.



   The current annual charge for the MIAA program is 0.50% of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of 1.00%. We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged a MIAA Initial Set Up Fee of $30.



G. Reduction or Elimination of Certain Charges.


   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administration expenses and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administration expenses. In certain other circumstances, sales expenses in certain group or sponsored arrangements may be reduced or eliminated.

   When a group or sponsored arrangement is eligible for reduced or eliminated charges, we will consider items such as:

      . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      . the total amount of Purchase Payments to be received and the method in which they will be remitted;

      .  any prior or existing relationship with us;

      .  the level of commission paid to selling broker-dealers;

      . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      .  the frequency of projected surrenders or distributions.


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   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

   We may also decrease the mortality and expense risk charge, the administration expenses, and the Records Maintenance Charge without notice. However, beyond what is disclosed above, we guarantee that they will not increase. We bear the risk that such charges will not cover our costs. On the other hand, should such charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

   We may also offer reduced fees and charges, including but not limited to, Records Maintenance Charge and mortality and expense risk and administration expenses, for certain sales that may result in cost savings. Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. You may annuitize any time after the first Contract Year but no later than the Annuitant's 95th birthday. We make annuity payments beginning on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly.

2. Annuity Options.

   You may elect one of the Contract's Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments. You may change the Annuity Option before, but not after, the Annuity Date. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $5,000. In addition, if the first monthly payment is less than $50 we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $50.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option you select;

      .  the age of the payee;

      .  the investment experience of the selected Subaccount(s); and

      .  the interest rates at the time of annuitization.

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a shorter period were specified.

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      .  if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

   For Non-Qualified Contracts, if you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

      .  Option 2 or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administration expenses.

   You may elect to surrender the Contract or make partial withdrawals after annuity payments begin under Option 1. We will then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect payments on a fixed or variable basis, or a combination. Any Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period to arrange for your desired mix of fixed and/or variable annuitization. Transfers during the Annuity Period are subject to certain limitations. We reserve the right to restrict the number of Subaccounts available during the Annuity Period.

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4. Transfer During Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount, subject to the following limitations:

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than 7 days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than 7 days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is currently assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

   Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

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8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death benefit, if any, depends upon the form of annuity payment in effect at the time of death. (See ''Annuity Options.'')

                             FEDERAL INCOME TAXES

A. Introduction

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the ''Code''), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a ''regulated investment company''. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. Taxation of Annuities in General

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be ''adequately diversified'',

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by ''non-natural persons'', such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,

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

      .  certain Qualified Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be ''adequately diversified''. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the separate account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered ''adequately diversified.''

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. In those circumstances, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service (''IRS''), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when you have reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals from Nonqualified Contracts


   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the ''investment in the contract.'' This amount is referred to as the ''income on the contract''. Full withdrawals are also includible in income to the extent they exceed the ''investment in the contract.'' Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. Credits we make to your Contract in connection with the Purchase Payment Bonus and the Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains).


   Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.


   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.


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   If the Contract includes the Guaranteed Retirement Income Benefit rider (the
"GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the Contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.



   There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the Contract. This uncertainty could result in the income on the Contract being a greater (or lesser) amount.


   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the ''investment in the contract'' allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments. For income tax purposes, the Purchase Payment Bonus you receive is not considered ''investment in the contract.'' This means the Purchase Payment Bonus will be taxed.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.


   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.


4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:

      . if received in a lump sum are includible in income if they exceed the unrecovered investment, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      .  received on or after you reach age 591/2,

      .  attributable to your disability,

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

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. Qualified Plans

   Qualified Contracts are used with retirement plans which receive favorable tax treatment as Individual Retirement Annuities, Simplified Employee Pensions--IRAs, Simple IRAs, Roth Individual Retirement Annuities, tax sheltered annuities, and certain deferred compensation plans (''qualified plans''). Numerous special tax rules apply to qualified plans and to Qualified Contracts. Therefore, we make no attempt to provide more than general information about use of Qualified Contracts.

   Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract's other features, including the availability of lifetime annuity payments and death benefit protection.

   The tax rules applicable to qualified plans vary according to the type, terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no ''investment in the contract'' and the total amount received may be taxable. Both the amount of the permitted contribution, and the corresponding deduction or exclusion, are limited under qualified plans. In Qualified Contracts, the Owner and Annuitant generally are the same individual. Also, if the joint Annuitant is not the Annuitant's spouse, the annuity options may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the accrual distribution.

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   A 10% penalty tax may apply to the taxable amount of payments from Qualified
Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:

      .  received after you reach age 591/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of qualified plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an ''IRA.'' The Code limits the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans may be ''rolled over'' on a tax-deferred basis into an IRA. The Contract may not fund an ''Education IRA.''


   IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid or the account value. The Contract's optional death benefits may in some circumstances exceed the greater of the purchase payments and the account value (See "M. Guaranteed Minimum Death Benefit Rider" and "N. Earning Based Death Benefit Rider" above). It is possible that the optional death benefits could be viewed as providing life insurance with the result that a Contract with an optional death benefit would not qualify as an IRA.



   Simplified Employee Pensions (SEP-IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SEP IRA.



   SIMPLE IRAs. The Code permits certain small employers to establish ''SIMPLE retirement accounts,'' including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SIMPLE IRA.


   Roth IRAs. The Code permits contributions to an IRA known as a ''Roth IRA.'' Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  ''qualified distributions'' from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a ''qualified rollover contribution,'' under the Code,

      .  special eligibility requirements apply, and

      .  contributions to a Roth IRA can be made after the Owner reaches age
         701/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any ''qualified distribution,'' as defined in Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 591/2, after your death, because of your disability, or made to a first-time homebuyer.


   As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a Roth IRA.


   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as ''tax-sheltered annuities''. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988. These amounts can be paid only if you have reached age 591/2, separated from service, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any ''eligible rollover distribution'' from the Contract will be subject to ''direct rollover'' and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a ''series of substantially equal periodic payments.''

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. Federal Income Tax Withholding

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                 Investors Brokerage Services, Inc. (''IBS'')

                          1600 McConnor Parkway


                          Schaumburg, Illinois 60196-6801


   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting instruction rights regarding a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each quarter, we send you a statement showing amounts credited to each Subaccount and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional unscheduled payments, you will receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Portfolio.

   You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from our website at www.zurichlifeus.com.


   You may also direct inquiries to the selling agent or may call
1-888-477-9700 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program (''DCA''), you designate a portion of the Fixed Account, Scudder Money Market or Scudder Government Securities Subaccount Value to be transferred on a monthly or quarterly basis to the Subaccounts. The DCA program is available only during the Accumulation Period. DCA to the MVA Options are not permitted. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service.

   The first DCA will occur on the requested beginning date. If the requested beginning date is a non-business day, the first DCA will occur on the first business day prior to the requested beginning date. If you do not provide a requested beginning date, the first DCA will occur on the first business day following receipt of your request. We will delay the beginning date if information is missing from your request or if your request is deemed not in good order. Subsequent DCA transfers will occur, every one or three months, on the same day of the month as the initial DCA transfer. If a subsequent DCA transfer is scheduled for a non-business day, the transfer will take place on the business day prior to the scheduled DCA transfer date.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan (''SWP'') allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account, Subaccounts, or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and may be subject to 20% withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. (''PMG''). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account (''MIAA'') which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey (''BARRA'') performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not currently available in all states or through all distributors.

A. Summary of the Service Provided.

   Under MIAA, your Contract Value is allocated among certain Subaccounts and the Fixed Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and between the Subaccounts and the Fixed Account, in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to manage the remainder yourself.

B. MIAA Charges.


   PMG's current annual charge for the MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of one percent (1.00%). We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the Fixed Account covered by the MIAA program, and multiplied by ..125%. You will also be charged an MIAA Initial Set Up Fee (''Set Up Fee'') of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the ''Summary of Expenses''.


C. Tax Treatment of Fees and Charges.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. Risks to You.

   When you elect the MIAA program, you understand that:

      . all investments involve risk, the amount of which may vary significantly,

      .  performance cannot be predicted or guaranteed, and

      . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. Termination.

   You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA Expense or Set Up Fee. Otherwise, you will be charged any unpaid MIAA Expense for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of unpaid MIAA Expense upon termination.

F. Conflicts of Interest.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See ''MIAA Charges'') as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

                                    EXPERTS




   The consolidated financial statements of KILICO as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2001, 2000, and 1999, incorporated herein by reference from the Annual Report on Form 10K of KILICO and from the Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm and upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract, have been passed upon by Debra P. Rezabek, our Executive Vice President, General Counsel and Corporate Secretary. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or at the SEC's Web Site (http://www.sec.gov).

   We have filed registration statements (the ''Registration Statements'') relating to the Contracts with the SEC under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Condensed Financial Information, Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A Tables of Adjusted Accumulation Unit Values (reflecting current charges) and Performance Information; and Appendix B State Premium Tax Chart. The Statement of Additional Information should be read in conjunction with this Prospectus.


                             FINANCIAL STATEMENTS




   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.



         CONTRACTS ISSUED SEPTEMBER 3, 2001 THROUGH FEBRUARY 19, 2002



   The Guaranteed Retirement Income Benefit ("GRIB") rider was an available option under Contracts issued between September 3, 2001 and February 19, 2002. The GRIB rider is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB again at any time. GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below.



   If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".



   You may cancel the GRIB rider anytime after the Contract anniversary following the end of the applicable seven or ten year waiting period. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider.



   GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.



   Annuity payments are based on the greater of:



    (1)the income provided by applying the GRIB base to the guaranteed annuity factors, or



    (2)the income provided by applying the Contract Value to the current annuity factors.



   The GRIB base is the greater of (1), (2) or (3) listed below, less debt:



    (1)the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;



    (2)the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or



    (3)the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of 2 and 3 above.



   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:



    (a)is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and



    (b)is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.



   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.



   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.



   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.



   If you elect a GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect a GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.



   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, We will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:



                    Number of years remaining Interest rate
                    in the period certain      Adjustment
                    ---------------------     -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       less than 10 years....     2.00%



   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.



   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of due proof of death.



   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.



   If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

   Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.



   Lump sum payments are available once in each Contract year and may not be elected until one year after you elect to exercise GRIB.



   You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Payee will begin receiving the original annuitization payment amount again.



   Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.



   In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:



                                                 Interest
                      Number of years remaining    rate
                      in the period certain     Adjustment
                      ---------------------     ----------
                         15 or more years......    1.00%
                         10-14 years...........    1.50%
                         Less than 10 years....    2.00%



   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.



   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of your request for commutation.



                      ANNUAL REPORTS AND OTHER DOCUMENTS



   KILICO's annual report on Form 10K for the year ended December 31, 2001 is incorporated herein by reference, which means that it is legally a part of this prospectus.



   After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.



   Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.



   We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10K and Form 10Q electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.



   If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-477-9700.

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                                  APPENDIX A

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                   Contract Value...... $40,000
                   Guarantee Period.... 5 Years
               Guaranteed Interest Rate 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the ''Summary of Expenses.'' In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers.

   The Guarantee Period Value for this $40,000 Contract Value is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as your Guarantee Period. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a five-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                        .054 = .075 X 48 X (.065 - .05)

   The Market Value Adjustment is a reduction of $2,268.00 from the Guarantee Period Value:

                          2,268.00 = .054 X 42,000.00

   The Market Adjusted Value would be:

                      $39,732.00 = $42,000.00 - $2,268.00

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                         $1,134.00 = .054 X $21,000.00

   The Market Adjusted Value would be:

                      $19,866.00 = $21,000.00 - $1,134.00

Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a five-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                        -.036 = .075 X 48 X (.04 - .05)

   The Market Value Adjustment is an increase of $1,512.00 to the Guarantee Period Value:

                        -$1,512.00 = $42,000.00 X -.036

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

   The Market Adjusted Value would be:

                    $43,512.00 = $42,000.00 - (-$1,512.00)

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                         -$756.00 = $21,000.00 X -.036

   The Market Adjusted Value of $21,000.00 would be:

                       $21,756.00 = $21,000.00 + $756.00

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX B

                         [TO BE UPDATED BY AMENDMENT]


          KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. Revocation


   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801, or call 1-800-621-5001.


B. Statutory Requirements

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date)(see ''Required Distributions''). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see ''Rollovers and Direct Transfers''), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, including a Roth IRA, must be cash contributions which do not exceed $2,000 for any taxable year, and (2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see ''SIMPLE IRAs''), which do not exceed $6,000 for any year (as adjusted for inflation).

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. Rollovers and Direct Transfers for IRAs and SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. Contribution Limits and Allowance of Deduction for IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $4,000 for the year. Previously, if one spouse had no compensation or elected to be treated as having no compensation, the total combined contributions to both IRAs could not be more than $2,250.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. $2,000 or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. Even if your spouse is covered by an employer retirement plan, you may be able to deduct your contributions to an IRA if you are not covered by an employer plan. The deduction is limited to $2,000 and it must be reduced if your adjusted gross income on a joint return is more than $150,000 but less than $160,000. Your deduction is eliminated if your income on a joint return is $160,000 or more.

   5. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 701/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $30,000 or 15% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. Tax Status of the Contract and Distributions for IRAs and SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. Required Distributions for IRAs and SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 ''Individual Retirement Arrangements.'' To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. Roth IRAs

   1. If your Contract is a special type of individual retirement plan known as Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an ''IRA'' are to an ''individual retirement plan,'' within the meaning of
Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here. However, the provisions of the Code governing Roth IRAs may be modified by pending legislation. We will notify you of any such changes.

   2. The IRS is not presently accepting submissions for opinion letters approving annuities as Roth IRAs, but will issue in the future procedures for requesting such opinion letters. We will apply for approval as soon as possible after the IRS issues its procedures on this matter. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. We reserve the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a ''qualified distribution,'' as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.

   2. The aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the ''contribution limit'') generally is the lesser of $2,000 and 100% of your compensation for the taxable year. However, if you file a joint return and receive less compensation for the taxable year than your spouse, the contribution limit for the taxable year is the lesser of $2,000 and the sum of (1) your compensation for the taxable year, and (2) your spouse's compensation for the taxable year reduced by any deductible contributions to an IRA of your spouse, and by any contributions to a Roth IRA for your spouse, for the taxable year.

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the ''applicable dollar amount'', bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, ''adjusted gross income'' is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the ''applicable dollar amount'' is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A ''qualified rollover contribution'' (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. Rollovers, Transfers and Conversions to Roth IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a ''qualified rollover contribution.'' A ''qualified rollover contribution'' is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as a special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

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

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF ''NONQUALIFIED DISTRIBUTIONS''). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. Income Tax Consequences of Roth IRAs

   1. Qualified Distributions--Any ''qualified distribution'' from a Roth IRA is excludible from gross income. A ''qualified distribution'' is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a ''qualified special purpose distribution'' (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. Tax on Excess Contributions

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. Tax on Premature Distributions

   There is an additional tax on premature distributions from your IRA, Roth IRA or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply:

   1. To amounts that are rolled over tax free;

   2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

   3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

   4. To a distribution which is used for qualified first-time homebuyer expenses, qualified high education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. IRA Excise Tax Reporting

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, Roth IRA or SIMPLE IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. Borrowing

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. Reporting

   We will provide you with any reports required by the Internal Revenue
Service.

R. Estate Tax

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. Financial Disclosure for the Separate Account (Variable Account) and MVA Option.

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.25% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed against the Separate Account Value each Contract Year. If no values are in the Subaccounts, the charge will be assessed against Guarantee Period Value.

   3. Withdrawal and early annuitization charges will be assessed based on the Contract Years elapsed since the Contract was issued as described in the prospectus under the heading ''Withdrawal Charge.''

   Withdrawals, transfers and early annuitizations of Guarantee Period Value may be subject to a Market Value Adjustment as described in the prospectus under the heading ''Market Value Adjustment.''

   4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading ''Accumulation Unit Value'' for Separate Account Value and under the headings ''Guarantee Periods of the MVA Option'' and ''Establishment of Guaranteed Interest Rates'' for Guarantee Period Value.

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Kemper Investors Life Insurance Company.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2002

--------------------------------------------------------------------------------

                         INDIVIDUAL AND GROUP VARIABLE,
                         FIXED AND MARKET VALUE ADJUSTED
                           DEFERRED ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              ZURICH PREFERRED PLUS

                                    Issued By

                    KILICO Variable Annuity Separate Account

                                       and

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

      HOME OFFICE: 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801
                                  (847)874-4000

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2002. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.

                                 ---------------

                                TABLE OF CONTENTS

                                                                     Page
                                                                     ----
     Services to the Separate Account .............................    1
     Performance Information of Subaccounts .......................    1
     State Regulation .............................................    3
     Condensed Financial Information
     Experts ......................................................    3
     Financial Statements .........................................    3
     Report of Independent Accountants ............................    4
     Financial Statements of the Separate Account .................    5
     Report of Independent Accountants ............................
     Financial Statements of KILICO
     Appendix A Tables of Adjusted Accumulation Unit Values
        (reflecting current charges) and Performance Information ..   36
     Appendix B State Premium Tax Chart ...........................   50
     Appendix C Condensed Financial Information

                        SERVICES TO THE SEPARATE ACCOUNT
                          [TO BE UPDATED BY AMENDMENT]


Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2001, 2000 and 1999. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2001, 2000 and 1999.


The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with the affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to 6.25% of Purchase Payments. During 2001, KILICO paid gross commissions of approximately $_____ to licensed insurance agents.


                     PERFORMANCE INFORMATION OF SUBACCOUNTS
                          [TO BE UPDATED BY AMENDMENT]


As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Scudder High Yield Subaccount, Scudder Investment Grade Bond Subaccount, Scudder Government Securities Subaccount and the Scudder Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount #1 (the "Scudder Money Market Subaccount"). These various measures of performance are described below.


A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of recurring charges and fees applicable under the Contract to all Contract Owner accounts and the withdrawal charge applicable to this bonus contract based on the Owner's total withdrawal of the Subaccount. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

In general, there is no formula prescribed for calculating nonstandardized total return performance. However, consistent with comments of the staff of the Securities and Exchanges Commission, nonstandardized performance information will reflect deduction of the withdrawal charge applicable to this bonus contract. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $40,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not reflect the effect of premium taxes. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved had they been held as Subaccounts within the Separate Account for the period quoted.


Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder Money Market Subaccount, Scudder Total Return Subaccount and Scudder High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Scudder Growth Subaccount. In addition, on that date the Scudder Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities Portfolio.

The calculation of yield, current yield and effective yield does not normally reflect the effect of applicable withdrawal charges. However, as in nonstandardized total return, the Securities and Exchange Commission has determined that the calculation of yield, current yield and effective yield for a bonus annuity must reflect the applicable withdrawal charges.

The yield for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount, the Scudder Government Securities Subaccount and the Scudder Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder High Yield Subaccount, the Scudder Government Securities Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Bond Subaccount, based upon the one month period ended March 31, 2002 were ____%, ____%, ____% and ____%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                                      a--b
                                      ----
                           YIELD = 2[(     +1)(6)--1]
                                       cd

a = net dividends and interest earned during the period by the Fund attributable to the Subaccount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of premium taxes.


The Scudder Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The yield for the seven-day period ended March 31, 2002 was ____% for the Scudder Money Market Subaccount. The average portfolio maturity was __ days.

The Scudder Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)(365)/(7)--1. The effective yield for the seven-day period ended March 31, 2002 was ____% for the Scudder Money Market Subaccount.

The calculation of current and effective yield does not include realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio, but does reflect the effect of all other recurring charges and fees applicable to this bonus contract and the applicable withdrawal charge.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. Redemptions within the first eight years after purchase may be subject to a withdrawal charge that ranges from 8% the first year to 0% after eight years. Standardized average annual total returns include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Standardized average annual total returns do not reflect the effect of any applicable premium tax. Yield, effective yield and nonstandardized total returns include the deduction of all expenses and fees except the effect of premium taxes that may be imposed upon the redemption of units and the prorated portion of the Records Maintenance Charge. Thus, nonstandardized total return figures may be higher than if these charges were deducted.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.


The tables in Appendix A include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2001. The standardized performance figures reflect the deduction of all expenses and fees, including the maximum MIAA charge, the Guaranteed Minimum Death Benefit rider charge, the Earnings Based Death Benefit rider, and a prorated portion of the Records Maintenance Charge. The nonstandardized performance figures reflect the deduction of all expenses and fees, including the current MIAA charge, the Guaranteed Minimum Death Benefit rider charge, and the Earnings Based Death Benefit rider charge, but excluding a prorated portion of the Records Maintenance Charge.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                         CONDENSED FINANCIAL INFORMATION
                          [TO BE UPDATED BY AMENDMENT]

The tables in Appendix C list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2001. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

                                     EXPERTS

The consolidated financial statements of KILICO as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2001, 2000, and 1999, and the financial statements of KILICO Variable Annuity

Separate Account as of December 31, 2001 and the related combined statements of operations and changes in contract owner's equity for each of the two years ended December 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent auditors, and included herein in reliance upon the report of such firm and upon their authority as experts in accounting and auditing.



                              FINANCIAL STATEMENTS
                          [TO BE UPDATED BY AMENDMENT]


This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                        KILICO VARIABLE ANNUITY SEPARATE
                          ACCOUNT AND KILICO FINANCIALS
                               TO BE INSERTED HERE

APPENDIX A   [TO BE UPDATED BY AMENDMENT]

TABLES OF ADJUSTED ACCUMULATION UNIT VALUES (REFLECTING CURRENT CHARGES) AND PERFORMANCE INFORMATION


The accumulation unit values are for the life of the Separate Account based on current recurring deductions and charges applicable to the Contracts. The Contracts were initially offered May 1, 2001. Values may vary had assets actually been allocated to the Separate Account under the Contracts.

ADJUSTED ACCUMULATION UNIT VALUES [TO BE UPDATED BY AMENDMENT] Without the optional MIAA program or any optional benefit.


                Alger American Growth Subaccount

                                                  Unit
         Date                                    Values
         ----                                    ------
         01/06/89 ..........................   6.628586
         12/31/89 ..........................   8.130439
         12/31/90 ..........................   8.359780
         12/31/91 ..........................  11.603674
         12/31/92 ..........................  12.877872
         12/31/93 ..........................  15.581369
         12/31/94 ..........................  15.599786
         12/31/95 ..........................  21.023949
         12/31/96 ..........................  23.520584
         12/31/97 ..........................  29.201982
         12/31/98 ..........................  42.701814
         12/31/99 ..........................  56.321348
         12/31/00 ..........................  47.270000
         12/31/01 ..........................

             Alger American MidCap Growth Subaccount

                                                  Unit
          Date                                   Values
          ----                                   ------
         04/30/93 ..........................   7.105668
         12/31/93 ..........................   9.782523
         12/31/94 ..........................   9.504539
         12/31/95 ..........................  13.571967
         12/31/96 ..........................  14.988358
         12/31/97 ..........................  17.012708
         12/31/98 ..........................  21.881303
         12/31/99 ..........................  28.459197
         12/31/00 ..........................  30.620000
         12/31/01 ..........................

         Alger American Small Capitalization Subaccount

                                                  Unit
         Date                                    Values
         ----                                    ------
         09/20/88 ..........................   4.462596
         12/31/88 ..........................   4.296723
         12/31/89 ..........................   6.998410
         12/31/90 ..........................   7.512966
         12/31/91 ..........................  11.727152
         12/31/92 ..........................  11.978072
         12/31/93 ..........................  13.398583
         12/31/94 ..........................  12.631102
         12/31/95 ..........................  18.024828
         12/31/96 ..........................  18.513801
         12/31/97 ..........................  20.340935
         12/31/98 ..........................  23.174544

       12/31/99 ............................  32.779874
       12/31/00 ............................  23.490000
       12/31/01 ............................

        American Century VP Income & Growth Subaccount

                                                  Unit
       Date                                      Values
       ----                                      ------
       10/30/97 ............................   5.185701
       12/31/97 ............................   5.545745
       12/31/98 ............................   6.942294
       12/31/99 ............................   8.076021
       12/31/00 ............................   7.110000
       12/31/01 ............................

            American Century VP Value Subaccount

                                                  Unit
       Date                                      Values
       ----                                      ------
       05/01/96 ............................   4.066400
       12/31/96 ............................   4.558524
       12/31/97 ............................   5.674102
       12/31/98 ............................   5.862351
       12/31/99 ............................   5.728140
       12/31/00 ............................   6.670000
       12/31/01 ............................

         Credit Suisse Warburg Pincus Trust-Emerging
                     Markets Subaccount

                                                  Unit
       Date                                      Values
       ----                                      ------
       12/31/97 ............................   9.501601
       12/31/98 ............................   7.734235
       12/31/99 ............................  13.851338
       12/31/00 ............................   9.330000
       12/31/01 ............................

        Dreyfus Socially Responsible Growth Subaccount

                                                  Unit
       Date                                      Values
       ----                                      ------
       10/07/93 ............................  11.059211
       12/31/93 ............................  11.908600
       12/31/94 ............................  11.923728
       12/31/95 ............................  15.848172
       12/31/96 ............................  18.955624
       12/31/97 ............................  24.029073
       12/31/98 ............................  30.672425
       12/31/99 ............................  39.338034
       12/31/00 ............................  34.470000
       12/31/01 ............................

            Fidelity VIP Equity-Income Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      10/09/86 .............................   5.124022
      12/31/86 .............................   5.119200
      12/31/87 .............................   4.995488
      12/31/88 .............................   6.058904

      12/31/89 .............................   7.025366
      12/31/90 .............................   5.867016
      12/31/91 .............................   7.623646
      12/31/92 .............................   8.802369
      12/31/93 .............................  10.285842
      12/31/94 .............................  10.870161
      12/31/95 .............................  14.514525
      12/31/96 .............................  16.370148
      12/31/97 .............................  20.706219
      12/31/98 .............................  22.792504
      12/31/99 .............................  23.886244
      12/31/00 .............................  25.520000
      12/31/01 .............................

               Fidelity VIP Growth Subaccount
                                                  Unit
      Date                                       Values
      ----                                       ------
      10/09/86 .............................   6.039486
      12/31/86 .............................   6.040069
      12/31/87 .............................   6.182565
      12/31/88 .............................   7.059514
      12/31/89 .............................   9.178276
      12/31/90 .............................   7.991388
      12/31/91 .............................  11.500325
      12/31/92 .............................  12.413710
      12/31/93 .............................  14.638033
      12/31/94 .............................  14.442399
      12/31/95 .............................  19.320337
      12/31/96 .............................  21.874486
      12/31/97 .............................  26.666469
      12/31/98 .............................  36.724883
      12/31/99 .............................  49.784857
      12/31/00 .............................  43.650000
      12/31/01 .............................

          Fidelity VIP II Contrafund (R) Subaccount
                                                  Unit
      Date                                       Values
      ----                                       ------
      01/03/95 .............................   8.065217
      12/31/95 .............................  11.199243
      12/31/96 .............................  13.399674
      12/31/97 .............................  16.422088
      12/31/98 .............................  21.066547
      12/31/99 .............................  25.809600
      12/31/00 .............................  23.740000
      12/31/01 .............................

            Fidelity VIP II Index 500 Subaccount
                                                  Unit
      Date                                       Values
      ----                                       ------
      08/27/92 .............................  45.141882
      12/31/92 .............................  47.788202
      12/31/93 .............................  51.779158
      12/31/94 .............................  51.630051
      12/31/95 .............................  70.007079
      12/31/96 .............................  84.823843
      12/31/97 ............................. 111.271135
      12/31/98 ............................. 140.886158
      12/31/99 ............................. 167.384518
      12/31/00 ............................. 149.170000
      12/31/01 .............................

             J.P. Morgan Small Company Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      12/31/94 .............................   6.459054
      12/31/95 .............................   8.541980
      12/31/96 .............................  10.267339
      12/31/97 .............................  12.414340
      12/31/98 .............................  11.557555
      12/31/99 .............................  16.463597
      12/31/00 .............................  14.380000
      12/31/01 .............................

            Janus Aspen Aggressive Growth Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 .............................   9.036977
      12/31/93 .............................  10.723910
      12/31/94 .............................  12.314938
      12/31/95 .............................  15.503240
      12/31/96 .............................  16.504116
      12/31/97 .............................  18.343479
      12/31/98 .............................  24.303398
      12/31/99 .............................  54.104263
      12/31/00 .............................  36.300000
      12/31/01 .............................

                 Janus Aspen Balanced Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 .............................   8.431438
      12/31/93 .............................   9.005283
      12/31/94 .............................   8.958479
      12/31/95 .............................  11.037668
      12/31/96 .............................  12.653666
      12/31/97 .............................  15.245901
      12/31/98 .............................  20.202702
      12/31/99 .............................  25.250062
      12/31/00 .............................  24.310000
      12/31/01 .............................

                  Janus Aspen Growth Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 .............................   8.650496
      12/31/93 .............................   8.972731
      12/31/94 .............................   9.096967
      12/31/95 .............................  11.694573
      12/31/96 .............................  13.666069
      12/31/97 .............................  16.552907
      12/31/98 .............................  22.159411
      12/31/99 .............................  31.468064
      12/31/00 .............................  26.480000
      12/31/01 .............................

          Janus Aspen Worldwide Growth Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 .............................   9.352711
      12/31/93 .............................  11.155005
      12/31/94 .............................  11.174323
      12/31/95 .............................  14.054023
      12/31/96 .............................  17.898156
      12/31/97 .............................  21.574213
      12/31/98 .............................  27.443299
      12/31/99 .............................  44.530658
      12/31/00 .............................  36.980000
      12/31/01 .............................

                   Scudder Bond Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      07/16/85 .............................   2.585631
      12/31/85 .............................   2.765703
      12/31/86 .............................   3.066730
      12/31/87 .............................   3.061737
      12/31/88 .............................   3.186291
      12/31/89 .............................   3.512632
      12/31/90 .............................   3.746034
      12/31/91 .............................   4.351952
      12/31/92 .............................   4.594197
      12/31/93 .............................   5.095888
      12/31/94 .............................   4.780186
      12/31/95 .............................   5.576413
      12/31/96 .............................   5.650967
      12/31/97 .............................   6.078979
      12/31/98 .............................   6.385609
      12/31/99 .............................   6.232322
      12/31/00 .............................   6.790000
      12/31/01 .............................

              Scudder Capital Growth Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      07/16/85 .............................   3.013527
      12/31/85 .............................   3.308029
      12/31/86 .............................   3.996403
      12/31/87 .............................   3.867215
      12/31/88 .............................   4.663165
      12/31/89 .............................   5.654587
      12/31/90 .............................   5.159645
      12/31/91 .............................   7.117953
      12/31/92 .............................   7.474280
      12/31/93 .............................   8.921385
      12/31/94 .............................   7.945312
      12/31/95 .............................  10.093457
      12/31/96 .............................  11.966136
      12/31/97 .............................  16.037604
      12/31/98 .............................  19.494047
      12/31/99 .............................  25.996676
      12/31/00 .............................  23.070000
      12/31/01..............................

              Scudder International Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      05/01/87 ............................   4.390315
      12/31/87 ............................   3.878834
      12/31/88 ............................   4.478261
      12/31/89 ............................   6.104960
      12/31/90 ............................   5.555531
      12/31/91 ............................   6.112340
      12/31/92 ............................   5.840695
      12/31/93 ............................   7.956643
      12/31/94 ............................   7.778376
      12/31/95 ............................   8.527614
      12/31/96 ............................   9.656267
      12/31/97 ............................  10.385811
      12/31/98 ............................  12.136366
      12/31/99 ............................  18.498517
      12/31/00 ............................  14.260000
      12/31/01 ............................

          Scudder Government Securities Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      09/03/87 ............................   0.548860
      12/31/87 ............................   0.550356
      12/31/88 ............................   0.559644
      12/31/89 ............................   0.632208
      12/31/90 ............................   0.685162
      12/31/91 ............................   0.779550
      12/31/92 ............................   0.814292
      12/31/93 ............................   0.855219
      12/31/94 ............................   0.819703
      12/31/95 ............................   0.962648
      12/31/96 ............................   0.973098
      12/31/97 ............................   1.045355
      12/31/98 ............................   1.102806
      12/31/99 ............................   1.094105
      12/31/00 ............................   1.195980
      12/31/01 ............................

                  Scudder Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      12/09/83 ............................   0.402746
      12/31/83 ............................   0.414473
      12/31/84 ............................   0.453481
      12/31/85 ............................   0.560561
      12/31/86 ............................   0.604602
      12/31/87 ............................   0.606791
      12/31/88 ............................   0.601183
      12/31/89 ............................   0.761657
      12/31/90 ............................   0.755962
      12/31/91 ............................   1.192525
      12/31/92 ............................   1.218497
      12/31/93 ............................   1.378724
      12/31/94 ............................   1.304830
      12/31/95 ............................   1.713748
      12/31/96 ............................   2.056924
      12/31/97 ............................   2.462548
      12/31/98 ............................   2.794827
      12/31/99 ............................   3.778754
      12/31/00 ............................   3.012000
      12/31/01 ............................

                Scudder High Yield Subaccount


                                                 Unit
      Date                                      Values
      ----                                      ------
      04/06/82 ............................   0.167410
      12/31/82 ............................   0.207273
      12/31/83 ............................   0.234916
      12/31/84 ............................   0.261205
      12/31/85 ............................   0.314160
      12/31/86 ............................   0.365416
      12/31/87 ............................   0.381890
      12/31/88 ............................   0.437000
      12/31/89 ............................   0.425396
      12/31/90 ............................   0.354183
      12/31/91 ............................   0.532268
      12/31/92 ............................   0.618947
      12/31/93 ............................   0.733489
      12/31/94 ............................   0.706490
      12/31/95 ............................   0.818543
      12/31/96 ............................   0.920722
      12/31/97 ............................   1.013060
      12/31/98 ............................   1.012387
      12/31/99 ............................   1.018719
      12/31/00 ............................   0.916400
      12/31/01 ............................

          Scudder Investment Grade Bond Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      05/01/96 ............................   0.934158
      12/31/96 ............................   0.958360
      12/31/97 ............................   1.030224
      12/31/98 ............................   1.096027
      12/31/99 ............................   1.057619
      12/31/00 ............................   1.145380
      12/31/01 ............................

               Scudder Money Market Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      04/06/82 ............................   0.394557
      12/31/82 ............................   0.424852
      12/31/83 ............................   0.457992
      12/31/84 ............................   0.500248
      12/31/85 ............................   0.534118
      12/31/86 ............................   0.562070
      12/31/87 ............................   0.591263
      12/31/88 ............................   0.627093
      12/31/89 ............................   0.675406
      12/31/90 ............................   0.720735
      12/31/91 ............................   0.752892
      12/31/92 ............................   0.767834
      12/31/93 ............................   0.778736
      12/31/94 ............................   0.798133
      12/31/95 ............................   0.831516
      12/31/96 ............................   0.861137
      12/31/97 ............................   0.893460

      12/31/98 ............................   0.926053
      12/31/99 ............................   0.956800
      12/31/00 ............................   1.000000
      12/31/01 ............................


             Scudder Small Cap Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      05/02/94 ............................   0.716983
      12/31/94 ............................   0.738692
      12/31/95 ............................   0.941511
      12/31/96 ............................   1.199237
      12/31/97 ............................   1.588757
      12/31/98 ............................   1.854714
      12/31/99 ............................   2.460992
      12/31/00 ............................   2.164370
      12/31/01 ............................

              Scudder Technology Growth Subaccount

                                                 Unit
       Date                                     Values
       ----                                     ------
      05/03/99 ............................   1.019111
      12/31/99 ............................   1.796457
      12/31/00 ............................   1.387180
      12/31/01 ............................

               Scudder Total Return Subaccount

                                                  Unit
       Date                                     Values
       ----                                     ------
      04/06/82 ............................   0.338853
      12/31/82 ............................   0.418607
      12/31/83 ............................   0.486441
      12/31/84 ............................   0.456404
      12/31/85 ............................   0.579517
      12/31/86 ............................   0.658832
      12/31/87 ............................   0.654207
      12/31/88 ............................   0.723501
      12/31/89 ............................   0.886257
      12/31/90 ............................   0.918579
      12/31/91 ............................   1.252436
      12/31/92 ............................   1.256101
      12/31/93 ............................   1.390073
      12/31/94 ............................   1.239816
      12/31/95 ............................   1.542120
      12/31/96 ............................   1.776532
      12/31/97 ............................   2.102526
      12/31/98 ............................   2.387062
      12/31/99 ............................   2.701226
      12/31/00 ............................   2.591240
      12/31/01 ............................

                          [TO BE UPDATED BY AMENDMENT]

ADJUSTED ACCUMULATION UNIT VALUES - With the optional MIAA program, the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider.

              Alger American Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      01/06/89 ............................   6.786545
      12/31/89 ............................   8.351476
      12/31/90 ............................   8.574050
      12/31/91 ............................  11.981530
      12/31/92 ............................  13.295597
      12/31/93 ............................  16.123124
      12/31/94 ............................  16.068037
      12/31/95 ............................  21.743299
      12/31/96 ............................  24.244594
      12/31/97 ............................  30.045856
      12/31/98 ............................  43.916057
      12/31/99 ............................  57.376887
      12/31/00 ............................  47.270000
      12/31/01 ............................

          Alger American MidCap Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      04/30/93 ............................   7.293461
      12/31/93 ............................  10.111836
      12/31/94 ............................   9.772400
      12/31/95 ............................  14.034696
      12/31/96 ............................  15.442007
      12/31/97 ............................  17.453586
      12/31/98 ............................  22.370594
      12/31/99 ............................  28.873547
      12/31/00 ............................  30.620000
      12/31/01 ............................

       Alger American Small Capitalization Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      09/20/88 ............................   4.611147
      12/31/88 ............................   4.431428
      12/31/89 ............................   7.334665
      12/31/90 ............................   7.868590
      12/31/91 ............................  12.530853
      12/31/92 ............................  12.726477
      12/31/93 ............................  14.225733
      12/31/94 ............................  13.260767
      12/31/95 ............................  19.115941
      12/31/96 ............................  19.433022
      12/31/97 ............................  21.174555
      12/31/98 ............................  23.896111
      12/31/99 ............................  33.501714
      12/31/00 ............................  23.490000
      12/31/01 ............................

       American Century VP Income & Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      10/30/97 ............................   5.373659
      12/31/97 ............................   5.749636
      12/31/98 ............................   7.156157
      12/31/99 ............................   8.220186
      12/31/00 ............................   7.110000
      12/31/01 ............................

            American Century VP Value Subaccount

                                                 Unit
      Date                                      Values
      ------                                    ------
      05/01/96 ............................   4.277687
      12/31/96 ............................   4.753499
      12/31/97 ............................   5.902380
      12/31/98 ............................   6.024413
      12/31/99 ............................   5.805114
      12/31/00 ............................   6.670000
      12/31/01 ............................

         Credit Suisse Warburg Pincus Trust-Emerging
                     Markets Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      12/31/97 ............................   9.962883
      12/31/98 ............................   7.935577
      12/31/99 ............................  14.176292
      12/31/00 ............................   9.330000
      12/31/01 ............................

      Dreyfus Socially Responsible Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      10/07/93 ............................  11.512645
      12/31/93 ............................  12.340801
      12/31/94 ............................  12.296769
      12/31/95 ............................  16.404629
      12/31/96 ............................  19.602584
      12/31/97 ............................  24.815550
      12/31/98 ............................  31.531179
      12/31/99 ............................  40.043628
      12/31/00 ............................  34.470000
      12/31/01 ............................

            Fidelity VIP Equity-Income Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      10/09/86 ............................   5.330262
      12/31/86 ............................   5.322105
      12/31/87 ............................   5.176107
      12/31/88 ............................   6.307838
      12/31/89 ............................   7.336300
      12/31/90 ............................   6.064014
      12/31/91 ............................   7.927906
      12/31/92 ............................   9.167015
      12/31/93 ............................  10.726553
      12/31/94 ............................  11.295000
      12/31/95 ............................  15.155712
      12/31/96 ............................  17.025601
      12/31/97 ............................  21.499286
      12/31/98 ............................  23.433068
      12/31/99 ............................  24.236501
      12/31/00 ............................  25.520000
      12/31/01 ............................

               Fidelity VIP Growth Subaccount

                                                 Unit
      Date                                      Values
      ----                                      -----
      10/09/86 ............................   6.204928
      12/31/86 ............................   6.203209
      12/31/87 ............................   6.342713
      12/31/88 ............................   7.254540
      12/31/89 ............................   9.485342
      12/31/90 ............................   8.203619
      12/31/91 ............................  11.903223
      12/31/92 ............................  12.834656
      12/31/93 ............................  15.156141
      12/31/94 ............................  14.877065
      12/31/95 ............................  19.978102
      12/31/96 ............................  22.552784
      12/31/97 ............................  27.428278
      12/31/98 ............................  37.695590
      12/31/99 ............................  50.677292
      12/31/00 ............................  43.650000
      12/31/01 ............................

         Fidelity VIP II Contrafund (R) Subaccount

                                                 Unit
      Date                                      Values
      ----                                      ------
      01/03/95 ............................   8.357146
      12/31/95 ............................  11.603082
      12/31/96 ............................  13.869505
      12/31/97 ............................  16.955324
      12/31/98 ............................  21.654694
      12/31/99 ............................  26.250240
      12/31/00 ............................  23.740000
      12/31/01 ............................


            Fidelity VIP II Index 500 Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      08/27/92 ............................   46.841223
      12/31/92 ............................   49.621502
      12/31/93 ............................   53.678520
      12/31/94 ............................   53.257800
      12/31/95 ............................   72.539411
      12/31/96 ............................   87.820947
      12/31/97 ............................  115.177144
      12/31/98 ............................  145.080040
      12/31/99 ............................  170.335655
      12/31/00 ............................  149.170000
      12/31/01 ............................

            J.P. Morgan Small Company Subaccount
                                                  Unit
      Date                                       Values
      ----                                       ------
      12/31/94 ............................    6.772231
      12/31/95 ............................    8.933495
      12/31/96 ............................   10.727008
      12/31/97 ............................   12.921498
      12/31/98 ............................   11.849038
      12/31/99 ............................   16.759866
      12/31/00 ............................   14.380000
      12/31/01 ............................

          Janus Aspen Aggressive Growth Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 ............................    9.324261
      12/31/93 ............................   11.054829
      12/31/94 ............................   12.692571
      12/31/95 ............................   16.007634
      12/31/96 ............................   16.967094
      12/31/97 ............................   18.774817
      12/31/98 ............................   24.811839
      12/31/99 ............................   55.378698
      12/31/00 ............................   36.300000
      12/31/01 ............................

               Janus Aspen Balanced Subaccount

                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 ............................    8.753015
      12/31/93 ............................    9.358678
      12/31/94 ............................    9.259804
      12/31/95 ............................   11.423481
      12/31/96 ............................   13.061702
      12/31/97 ............................   15.693357
      12/31/98 ............................   20.729987
      12/31/99 ............................   25.661601
      12/31/00 ............................   24.310000
      12/31/01 ............................

               Janus Aspen Growth Subaccount


                                                  Unit
      Date                                       Values
      ----                                       ------
      09/14/93 .............................    9.014972
      12/31/93 .............................    9.291758
      12/31/94 .............................    9.379556
      12/31/95 .............................   12.088453
      12/31/96 .............................   14.102888
      12/31/97 .............................   17.037099
      12/31/98 .............................   22.741901
      12/31/99 .............................   32.056251
      12/31/00 .............................   26.480000
      12/31/01 .............................

          Janus Aspen Worldwide Growth Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      09/14/93 .............................    9.654915
      12/31/93 .............................   11.506710
      12/31/94 .............................   11.478506
      12/31/95 .............................   14.459450
      12/31/96 .............................   18.433606
      12/31/97 .............................   22.162032
      12/31/98 .............................   28.081130
      12/31/99 .............................   45.374288
      12/31/00 .............................   36.980000
      12/31/01 .............................

                  Scudder Bond Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      07/16/85 .............................    2.806694
      12/31/85 .............................    3.013134
      12/31/86 .............................    3.354699
      12/31/87 .............................    3.329359
      12/31/88 .............................    3.455843
      12/31/89 .............................    3.816611
      12/31/90 .............................    4.062764
      12/31/91 .............................    4.742453
      12/31/92 .............................    4.983025
      12/31/93 .............................    5.518039
      12/31/94 .............................    5.097053
      12/31/95 .............................    5.939242
      12/31/96 .............................    5.948062
      12/31/97 .............................    6.336910
      12/31/98 .............................    6.574860
      12/31/99 .............................    6.321915
      12/31/00 .............................    6.790000
      12/31/01 .............................

               Scudder Capital Growth Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      07/16/85 ..............................   3.097207
      12/31/85 ..............................   3.406505
      12/31/86 ..............................   4.132459
      12/31/87 ..............................   3.986336
      12/31/88 ..............................   4.825289
      12/31/89 ..............................   5.876336
      12/31/90 ..............................   5.328031
      12/31/91 ..............................   7.411740
      12/31/92 ..............................   7.764383
      12/31/93 ..............................   9.287500
      12/31/94 ..............................   8.194524
      12/31/95 ..............................  10.432994
      12/31/96 ..............................  12.350605
      12/31/97 ..............................  16.561017
      12/31/98 ..............................  20.011603
      12/31/99 ..............................  26.456996
      12/31/00 ..............................  23.070000
      12/31/01 ..............................

               Scudder International Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      05/01/87 ..............................   4.657266
      12/31/87 ..............................   3.878834
      12/31/88 ..............................   4.478261
      12/31/89 ..............................   6.104960
      12/31/90 ..............................   5.879191
      12/31/91 ..............................   6.468544
      12/31/92 ..............................   6.130262
      12/31/93 ..............................   8.436494
      12/31/94 ..............................   8.171999
      12/31/95 ..............................   8.924608
      12/31/96 ..............................  10.065325
      12/31/97 ..............................  10.741484
      12/31/98 ..............................  12.460962
      12/31/99 ..............................  18.876604
      12/31/00 ..............................  14.260000
      12/31/01 ..............................

           Scudder Government Securities Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      09/03/87 ..............................   0.599283
      12/31/87 ..............................   0.599882
      12/31/88 ..............................   0.607137
      12/31/89 ..............................   0.688518
      12/31/90 ..............................   0.745839
      12/31/91 ..............................   0.851141
      12/31/92 ..............................   0.883977
      12/31/93 ..............................   0.922712
      12/31/94 ..............................   0.872676
      12/31/95 ..............................   1.024117
      12/31/96 ..............................   1.023159
      12/31/97 ..............................   1.088681
      12/31/98 ..............................   1.134866

      12/31/99 ..............................   1.109788
      12/31/00 ..............................   1.195980
      12/31/01 ..............................


                  Scudder Growth Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      12/09/83 ..............................   0.415320
      12/31/83 ..............................   0.427770
      12/31/84 ..............................   0.468622
      12/31/85 ..............................   0.582582
      12/31/86 ..............................   0.628756
      12/31/87 ..............................   0.629545
      12/31/88 ..............................   0.621935
      12/31/89 ..............................   0.792669
      12/31/90 ..............................   0.783901
      12/31/91 ..............................   1.256734
      12/31/92 ..............................   1.278374
      12/31/93 ..............................   1.446450
      12/31/94 ..............................   1.356891
      12/31/95 ..............................   1.789680
      12/31/96 ..............................   2.145012
      12/31/97 ..............................   2.557761
      12/31/98 ..............................   2.876603
      12/31/99 ..............................   3.853434
      12/31/00 ..............................   3.012000
      12/31/01 ..............................

                 Scudder High Yield Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      04/06/82 ..............................   0.175243
      12/31/82 ..............................   0.219009
      12/31/83 ..............................   0.249355
      12/31/84 ..............................   0.278222
      12/31/85 ..............................   0.337671
      12/31/86 ..............................   0.395605
      12/31/87 ..............................   0.412750
      12/31/88 ..............................   0.474854
      12/31/89 ..............................   0.458311
      12/31/90 ..............................   0.374751
      12/31/91 ..............................   0.575394
      12/31/92 ..............................   0.671455
      12/31/93 ..............................   0.798898
      12/31/94 ..............................   0.758263
      12/31/95 ..............................   0.876953
      12/31/96 ..............................   0.979928
      12/31/97 ..............................   1.066753
      12/31/98 ..............................   1.047853
      12/31/99 ..............................   1.036518
      12/31/00 ..............................   0.916400
      12/31/01 ..............................

          Scudder Investment Grade Bond Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      05/01/96 ..............................   0.990495
      12/31/96 ..............................   1.009135

      12/31/97 ..............................   1.074217
      12/31/98 ..............................   1.129130
      12/31/99 ..............................   1.072923
      12/31/00 ..............................   1.145380
      12/31/01 ..............................

               Scudder Money Market Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      04/06/82 ..............................   0.436761
      12/31/82 ..............................   0.472403
      12/31/83 ..............................   0.510841
      12/31/84 ..............................   0.560408
      12/31/85 ..............................   0.599110
      12/31/86 ..............................   0.629818
      12/31/87 ..............................   0.661426
      12/31/88 ..............................   0.700531
      12/31/89 ..............................   0.754219
      12/31/90 ..............................   0.802913
      12/31/91 ..............................   0.833912
      12/31/92 ..............................   0.842755
      12/31/93 ..............................   0.846137
      12/31/94 ..............................   0.858843
      12/31/95 ..............................   0.886483
      12/31/96 ..............................   0.908166
      12/31/97 ..............................   0.931348
      12/31/98 ..............................   0.953094
      12/31/99 ..............................   0.971154
      12/31/00 ..............................   1.000000
      12/31/01 ..............................

             Scudder Small Cap Growth Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      05/02/94 ..............................   0.740969
      12/31/94 ..............................   0.761717
      12/31/95 ..............................   0.973076
      12/31/96 ..............................   1.240572
      12/31/97 ..............................   1.643692
      12/31/98 ..............................   1.904721
      12/31/99 ..............................   2.504991
      12/31/00 ..............................   2.164370
      12/31/01 ..............................

            Scudder Technology Growth Subaccount

                                                   Unit
      Date                                        Values
      ----                                        ------
      05/03/99 ..............................   1.038591
      12/31/99 ..............................   1.833112
      12/31/00 ..............................   1.387180
      12/31/01 ..............................

               Scudder Total Return Subaccount


                                                   Unit
      Date                                        Values
      ----                                        ------
      04/06/82 ..............................   0.350053
      12/31/82 ..............................   0.435266
      12/31/83 ..............................   0.507982
      12/31/84 ..............................   0.474333
      12/31/85 ..............................   0.607093
      12/31/86 ..............................   0.692529
      12/31/87 ..............................   0.685246
      12/31/88 ..............................   0.758925
      12/31/89 ..............................   0.935774
      12/31/90 ..............................   0.967272
      12/31/91 ..............................   1.335748
      12/31/92 ..............................   1.330791
      12/31/93 ..............................   1.470780
      12/31/94 ..............................   1.294679
      12/31/95 ..............................   1.613734
      12/31/96 ..............................   1.852924
      12/31/97 ..............................   2.183181
      12/31/98 ..............................   2.456389
      12/31/99 ..............................   2.745436
      12/31/00 ..............................   2.591240
      12/31/01 ..............................

TAX-DEFERRED ACCUMULATION

                           NON-QUALIFIED                  CONVENTIONAL
                              ANNUITY                     SAVINGS PLAN
                      After-tax contributions
                     and tax-deferred earnings
                 ---------------------------------
                                     Taxable Lump   After-tax contributions
                 No Withdrawals     Sum Withdrawal    and taxable earnings
                 --------------     --------------  -----------------------
     10 Years....  $ 107,946          $  86,448            $  81,693
     20 Years....    233,048            165,137              133,476
     30 Years....    503,133            335,021              218,082


This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Certificates. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus. The chart does not reflect the following charges and expenses under the Contract: 1.00% mortality and expense risk; 0.70% maximum administration charges; any optional benefit charge; 8% maximum deferred withdrawal charge; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]

Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                          [TO BE UPDATED BY AMENDMENT]
                               PERFORMANCE FIGURES
                            (as of December 31, 2001)
           (Without the optional MIAA program or any optional benefit)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          AVERAGE
                                                                                                                           ANNUAL
                                                                                                                           TOTAL
                                                                                                 TOTAL RETURN(1)          RETURN(2)
                                                                                               (Non-Standardized)      Standardized
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Year-to-Date                Cumulative    Annualized    Annualized
                                                                     (%)         Ending        (%)           (%)           (%)
                                                                  Return(3)     Value(4)      Return        Return        Return
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                                   -15.87%
   Life of Subaccount (from 05/03/99) ........................                  $ 10,017        0.10%         0.06%         0.06%
   Life of Portfolio (from 01/06/89) .........................                    71,604      615.49         17.84           N/A
   Ten Years .................................................                    56,788      467.43         18.96           N/A
   Five Years ................................................                    22,607      125.84         17.70           N/A
   Three Years ...............................................                    16,261       62.47         17.56           N/A
   One Year ..................................................                     8,418      -15.87        -15.87        -15.87
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Subaccount                               N/A
   Life of Subaccount (from 07/03/00) ........................                       N/A         N/A           N/A           N/A
   Life of Portfolio (from 04/30/93) .........................                    43,280      332.45         21.03           N/A
   Five Years ................................................                    22,684      126.61         17.78           N/A
   Three Years ...............................................                    18,072       80.58         21.78           N/A
   One Year ..................................................                    10,784        7.79          7.79           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount                     -28.14
   Life of Subaccount (from 05/03/99) ........................                     9,880       -1.28         -0.77         -0.77
   Life of Portfolio (from 09/20/88) .........................                    52,936      428.80         14.52           N/A
   Ten Years .................................................                    31,510      214.64         12.15           N/A
   Five Years ................................................                    13,155       31.32          5.60           N/A
   Three Years ...............................................                    11,622       16.08          5.10           N/A
   One Year ..................................................                     7,191      -28.14        -28.14        -28.14
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount                     -11.76
   Life of Subaccount (from 05/03/99) ........................                     9,649       -3.59         -2.18         -2.18
   Life of Portfolio (from 10/30/97) .........................                    13,871       38.56         10.85           N/A
   Three Years ...............................................                    12,894       28.81          8.80           N/A
   One Year ..................................................                     8,828      -11.76        -11.76        -11.76
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                                16.64
   Life of Subaccount (from 05/03/99) ........................                    10,278        2.70          1.62          1.62
   Life of Portfolio (from 05/01/96) .........................                    16,403       63.82         11.16           N/A
   Three Years ...............................................                    11,829       18.15          5.72           N/A
   One Year ..................................................                    11,669       16.64         16.64         16.64
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust-Emerging Markets                -32.44
Subaccount (5)
   Life of Subaccount (from 05/01/98) .......................                      9,893       -1.19         -0.45         -0.45
   Life of Portfolio (from 12/31/97) ........................                      9,893       -1.21         -0.40           N/A
   Three Years ..............................................                      9,893       -1.21         -0.40           N/A
   One Year .................................................                      6,760      -32.44        -32.44        -32.44
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Subaccount                     -12.17
   Life of Subaccount (from 05/03/99) .......................                     10,460        4.53          2.70          2.70
   Life of Portfolio (from 10/07/93) ........................                     31,169      211.36         17.00           N/A
   Five Years ...............................................                     21,879      118.56         16.93           N/A
   Three Years ..............................................                     14,419       44.05         12.94           N/A
   One Year .................................................                      8,787      -12.17        -12.17        -12.17
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Subaccount                                7.04
   Life of Subaccount (from 05/01/96) .......................                     16,787       67.66         11.71         11.71
   Life of Portfolio (from 10/09/86) ........................                     50,150      400.85         11.99           N/A
   Ten Years ................................................                     43,741      336.96         15.89           N/A
   Five Years ...............................................                     17,705       76.82         12.07           N/A
   Three Years ..............................................                     12,398       23.85          7.39          7.39
   One Year .................................................                     10,709        7.04          7.04          7.04
-----------------------------------------------------------------------------------------------------------------------------------

        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                          ANNUAL
                                                                                                                          TOTAL
                                                                                               TOTAL RETURN(1)          RETURN(2)
                                                                                              (Non-Standardized)       Standardized
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Year-to-Date               Cumulative     Annualized    Annualized
                                                                     (%)         Ending       (%)            (%)           (%)
                                                                  Return(3)     Value(4)     Return         Return        Return
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount.                                   -12.12%
   Life of Subaccount (from 05/01/96) ........................                  $ 20,774      107.53%        16.94%        16.94%
   Life of Portfolio (from 10/09/86) .........................                    72,619      625.55         14.94           N/A
   Ten Years .................................................                    54,865      448.20         18.55           N/A
   Five Years ................................................                    22,716      126.93         17.81           N/A
   Three Years ...............................................                    16,443       64.29         18.00         18.00
   One Year ..................................................                     8,792      -12.12        -12.12        -12.12
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Subaccount.                              -7.82
   Life of Subaccount (from 05/01/96) ........................                    19,876       98.55         15.84         15.84
   Life of Portfolio (from 01/03/95) .........................                    29,435      194.08         19.72           N/A
   Five Years ................................................                    21,327      113.04         16.33           N/A
   Three Years ...............................................                    14,530       45.16         13.23         13.23
   One Year ..................................................                     9,223       -7.82         -7.82         -7.82
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Subaccount (8)                             -10.68
   Life of Subaccount (from 05/01/96) ........................                    20,105      100.84         16.12         16.12
   Life of Portfolio (from 08/27/92) .........................                    33,248      232.10         15.47           N/A
   Five Years ................................................                    21,431      114.08         16.44           N/A
   Three Years ...............................................                    13,480       34.66         10.43         10.43
   One Year ..................................................                     8,936      -10.68        -10.68        -10.68
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount.                             -12.46
   Life of Subaccount (from 05/03/99) ........................                    12,459       24.52         14.12         14.12
   Life of Portfolio (from 12/31/94) .........................                    22,263      122.36         14.25           N/A
   Five Years ................................................                    16,963       69.41         11.12           N/A
   Three Years ...............................................                    11,657       16.43          5.20           N/A
   One Year ..................................................                     8,759      -12.46        -12.46        -12.46
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount                          -32.71
   Life of Subaccount (from 09/13/95) ........................                    24,860      148.36         18.73         18.73
   Life of Portfolio (from 09/14/93) .........................                    40,168      301.35         20.98           N/A
   Five Years ................................................                    23,543      135.20         18.66         18.66
   Three Years ...............................................                    19,863       98.49         25.67         25.67
   One Year ..................................................                     6,734      -32.71        -32.71        -32.71
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                                    -3.52
   Life of Subaccount (from 09/13/95) ........................                    23,364      133.40         17.35         17.35
   Life of Portfolio (from 09/14/93) .........................                    29,011      189.78         15.70           N/A
   Five Years ................................................                    22,147      121.25         17.21         17.21
   Three Years ...............................................                    16,019       60.05         16.97         16.97
   One Year ..................................................                     9,652       -3.52         -3.52         -3.52
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                                     -15.65
   Life of Subaccount (from 09/13/95) ........................                    23,531      135.07         17.50         17.50
   Life of Portfolio (from 09/14/93) .........................                    30,611      205.78         16.56           N/A
   Five Years ................................................                    22,772      127.49         17.87         17.87
   Three Years ...............................................                    16,071       60.57         17.10         17.10
   One Year ..................................................                     8,439      -15.65        -15.65        -15.65
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount (5)                       -16.76
   Life of Subaccount (from 09/13/95) ........................                    27,581      175.57         21.08         21.08
   Life of Portfolio (from 09/14/93) .........................                    39,539      295.06         20.72           N/A
   Five Years ................................................                    26,442      164.19         21.45         21.45
   Three Years ...............................................                    17,215       72.01         19.82         19.82
   One Year ..................................................                     8,329      -16.76        -16.76        -16.76
-----------------------------------------------------------------------------------------------------------------------------------


        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                          ANNUAL
                                                                                                                          TOTAL
                                                                                               TOTAL RETURN(1)          RETURN(2)
                                                                                              (Non-Standardized)       Standardized
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Year-to-Date                Cumulative      Annualized    Annualized
                                                                    (%)          Ending       (%)             (%)           (%)
                                                                 Return(3)      Value(4)     Return          Return        Return
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Bond Subaccount                                             9.15%
   Life of Subaccount (from 05/03/99) .......................                   $ 10,698        6.90%         4.10%         4.10%
   Life of Portfolio (from 07/16/85) ........................                     26,635      165.64          6.52           N/A
   Ten Years ................................................                     18,370       83.24          6.24           N/A
   Five Years ...............................................                     12,299       22.76          4.19           N/A
   Three Years ..............................................                     11,243       12.30          3.94           N/A
   One Year .................................................                     10,919        9.15          9.15          9.15
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Subaccount                                 -11.06
   Life of Subaccount (from 05/01/98) .......................                     12,486       24.73          8.64          8.64
   Life of Portfolio (from 07/16/85) ........................                     76,929      668.59         14.10           N/A
   Ten Years ................................................                     44,956      349.11         16.21           N/A
   Five Years ...............................................                     22,979      129.56         18.08           N/A
   Three Years ..............................................                     14,459       44.45         13.04           N/A
   One Year .................................................                      8,899      -11.06        -11.06        -11.06
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount (5)                              -22.71
   Life of Subaccount (from 05/01/98) .......................                     11,789       17.77          6.33          6.33
   Life of Portfolio (from 05/01/87) ........................                     32,812      227.50          9.06           N/A
   Ten Years ................................................                     25,912      158.66          9.97           N/A
   Five Years ...............................................                     16,845       68.22         10.96           N/A
   Three Years ..............................................                     13,804       37.90         11.31           N/A
   One Year .................................................                      7,733      -22.71        -22.71        -22.71
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Subaccount                            9.52
   Life of Subaccount (from 11/03/89) .......................                     19,427       93.77          6.11          6.11
   Life of Portfolio (from 09/03/87) ........................                     22,123      120.62          6.11           N/A
   Ten Years ................................................                     17,705       76.59          5.85          5.85
   Five Years ...............................................                     12,549       25.26          4.61          4.61
   Three Years ..............................................                     11,516       15.02          4.78          4.78
   One Year .................................................                     10,956        9.52          9.52          9.52
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Subaccount                                         -20.10
   Life of Subaccount (from 12/09/83) .......................                     75,199      651.21         12.55         12.55
   Life of Portfolio (from 12/09/83) ........................                     75,199      651.21         12.55         12.55
   Ten Years ................................................                     40,085      300.39         14.88         14.88
   Five Years ...............................................                     17,695       76.73         12.06         12.06
   Three Years ..............................................                     12,303       22.89          7.11          7.11
   One Year .................................................                      7,994      -20.10        -20.10        -20.10
-----------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Subaccount(6)                                   -9.85
   Life of Subaccount (from 04/06/82) .......................                     55,199      451.14          9.54          9.54
   Life of Portfolio (from 04/06/82) ........................                     55,199      451.14          9.54          9.54
   Ten Years ................................................                     26,119      160.73         10.06         10.06
   Five Years ...............................................                     11,317       12.94          2.46          2.46
   Three Years ..............................................                      9,119       -8.95         -3.08         -3.08
   One Year .................................................                      9,020       -9.85         -9.85         -9.85
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount                            8.50
   Life of Subaccount (from 05/01/96) .......................                     12,378       23.56          4.64          4.64
   Life of Portfolio (from 05/01/96) ........................                     12,378       23.56          4.64          4.64
   Three Years ..............................................                     11,193       11.79          3.78          3.78
   One Year .................................................                     10,855        8.50          8.50          8.50
-----------------------------------------------------------------------------------------------------------------------------------


        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         AVERAGE
                                                                                                                          ANNUAL
                                                                                                                          TOTAL
                                                                                                TOTAL RETURN(1)         RETURN(2)
                                                                                               (Non-Standardized)      Standardized
------------------------------------------------------------------------------ ----------------------------------------------------
                                                                 Year-to-Date               Cumulative    Annualized    Annualized
                                                                      (%)        Ending        (%)           (%)           (%)
                                                                   Return(3)    Value(4)      Return        Return        Return
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount (7)                                  4.70%
   Life of Subaccount (from 04/06/82) .........................                 $ 25,803      157.18%         5.17%         5.17%
   Life of Portfolio (from 04/06/82) ..........................                   25,803      157.18          5.17          5.17
   Ten Years ..................................................                   14,120       40.74          3.48          3.48
   Five Years .................................................                   12,149       21.26          3.93          3.93
   Three Years ................................................                   11,265       12.52          4.01          4.01
   One Year ...................................................                   10,475        4.70          4.70          4.70
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Subaccount                                -11.86
   Life of Subaccount (from 05/02/94) .........................                   30,350      203.20         18.11         18.11
   Life of Portfolio (from 05/02/94) ..........................                   30,350      203.20         18.11         18.11
   Five Years .................................................                   23,110      130.88         18.22         18.22
   Three Years ................................................                   13,695       36.82         11.01         11.01
   One Year ...................................................                    8,819      -11.86        -11.86        -11.86
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Subaccount                               -22.58
   Life of Subaccount (from 05/03/99) .........................                   13,653       36.45         20.59         20.59
   Life of Portfolio (from 05/03/99) ..........................                   13,653       36.45         20.59         20.59
   One Year ...................................................                    7,746      -22.58        -22.58        -22.58
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Subaccount                                     -3.87
   Life of Subaccount (from 04/06/82) .........................                   76,939      668.54         11.51         11.51
   Life of Portfolio (from 04/06/82) ..........................                   76,939      668.54         11.51         11.51
   Ten Years ..................................................                   28,457      184.11         11.01         11.01
   Five Years .................................................                   16,927       69.04         11.07         11.07
   Three Years ................................................                   12,398       23.85          7.39          7.39
   One Year ...................................................                    9,617       -3.87         -3.87         -3.87
-----------------------------------------------------------------------------------------------------------------------------------


        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

PERFORMANCE FIGURES--NOTES


*    N/A Not Applicable

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except any charge for applicable premium taxes which may be imposed in certain states and a prorated portion of the Records Maintenance Charge. The Nonstandardized Total Return figures do not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, or the Earnings Based Death Benefit rider. If such charges were reflected, Nonstandardized Total Return would be lower.


(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including a prorated portion of the Records Maintenance Charge. Premium taxes are not reflected. The Standardized Average Annual Total Return figures do not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, or the Earnings Based Death Benefit rider. If such charges were reflected, Standardized Average Annual Total Return would be lower.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by this Subaccount reflects the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

(8)  Returns are based on historical results for Initial Class Shares.

                           [TO BE UPDATED BY AMENDMENT]

                               PERFORMANCE FIGURES
                            (as of December 31, 2001)

      (With the optional MIAA program, the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider.)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AVERAGE
                                                                                                                     ANNUAL
                                                                                                                      TOTAL
                                                                                        TOTAL RETURN(1)             RETURN(2)
                                                                                      (Non-Standardized)           Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                    Year-to-Date                    Cumulative      Annualized      Annualized
                                                        (%)         Ending              (%)            (%)             (%)
                                                     Return(3)     Value(4)           Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                      -17.66%
    Life of Subaccount (from 05/03/99) .............               $ 39,071            -2.40%         -1.45%          -5.79%
    Life of Portfolio (from 01/06/89) ..............                250,358           525.40          18.28             N/A
    Ten Years ......................................                220,525           450.86          18.91             N/A
    Five Years .....................................                 86,960           117.17          16.78             N/A
    Three Years ....................................                 62,930            57.19          16.27             N/A
    One Year .......................................                 32,954           -17.66         -17.66          -23.59
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Subaccount                 6.00
    Life of Subaccount (from 07/03/00) .............                   N/A             N/A             N/A              N/A
    Life of Portfolio (from 04/30/93) ..............                167,931           319.27          20.54             N/A
    Five Years .....................................                 87,269           117.95          16.86             N/A
    Three Years ....................................                 70,175            75.30          20.58             N/A
    One Year .......................................                 42,419             6.00           6.00             N/A
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount        -29.93
    Life of Subaccount (from 05/03/99) .............                 38,464            -3.92          -2.38           -6.68
    Life of Portfolio (from 09/20/88) ..............                203,767           408.86          14.16             N/A
    Ten Years ......................................                119,411           198.07          11.54             N/A
    Five Years .....................................                 49,153            22.65           4.17             N/A
    Three Years ....................................                 44,374            10.80           3.48             N/A
    One Year .......................................                 28,046           -29.93         -29.93          -34.98
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount        -13.55
    Life of Subaccount (from 05/03/99) .............                 37,939            -5.23          -3.18           -7.45
    Life of Portfolio (from 10/30/97) ..............                 52,925            32.17           9.21             N/A
    Three Years ....................................                 49,464            23.52           7.30             N/A
    One Year .......................................                 34,598           -13.55         -13.55          -19.78
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                   14.85
    Life of Subaccount (from 05/03/99) .............                 40,256             0.43           0.26           -4.08
    Life of Portfolio (from 05/01/96) ..............                 62,370            55.71           9.96             N/A
    Three Years ....................................                 45,202            12.87           4.12             N/A
    One Year .......................................                 45,960            14.85          14.85            7.60
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Emerging Markets
Subaccount(5)                                         -34.23
    Life of Subaccount (from 05/01/98) .............                 31,391           -21.64          -7.81          -10.95
    Life of Portfolio (from 12/31/97) ..............                 37,459            -6.49          -6.49             N/A
    Three Years ....................................                 37,459            -6.49          -6.49             N/A
    One Year .......................................                 26,325           -34.23         -34.23          -38.97
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Subaccount        -13.96
    Life of Subaccount (from 05/03/99) .............                 40,997             2.42           1.45           -2.94
    Life of Portfolio (from 10/07/93) ..............                119,764           199.08          16.35             N/A
    Five Years .....................................                 84,049           109.90          15.98             N/A
    Three Years ....................................                 55,562            38.77          11.54             N/A
    One Year .......................................                 34,432           -13.96         -13.96          -20.16
--------------------------------------------------------------------------------------------------------------------------------

        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost.
                     See page __ for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)            RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Subaccount                 5.25%
    Life of Subaccount (from 05/01/96) ........                    $ 64,041          59.89%         10.58%           9.49%
    Life of Portfolio (from 10/09/86) .........                     191,510         378.13          11.62             N/A
    Ten Years .................................                     168,337         320.39          15.44             N/A
    Five Years ................................                      67,354          68.16          10.95             N/A
    Three Years ...............................                      47,481          18.57           5.84            3.64
    One Year ..................................                      42,118           5.25           5.25           -2.00
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                      -13.91
    Life of Subaccount (from 05/01/96) ........                      80,075          99.98          16.01           15.10
    Life of Portfolio (from 10/09/86) .........                     281,389         602.83          14.68             N/A
    Ten Years .................................                     212,833         431.63          18.18             N/A
    Five Years ................................                      87,396         118.26          16.89             N/A
    Three Years ...............................                      63,657          59.01          16.72           14.92
    One Year ..................................                      34,453         -13.91         -13.91          -20.11
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Subaccount                -9.61
    Life of Subaccount (from 05/01/96) ........                      76,205          90.30          14.79           13.84
Life of Portfolio (from 01/03/95) .............                     113,627         183.80          19.02             N/A
    Five Years ................................                      81,840         104.37          15.37             N/A
    Three Years ...............................                      56,006          39.88          11.84            9.87
    One Year ..................................                      36,174          -9.61          -9.61          -16.12
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Subaccount(8)                -12.47
    Life of Subaccount (from 05/01/96) ........                      77,257          92.93          15.12           14.18
    Life of Portfolio (from 08/27/92) .........                     127,384         218.08          14.87             N/A
    Five Years ................................                      82,256         105.41          15.48             N/A
    Three Years ...............................                      51,805          29.38           8.96            6.89
    One Year ..................................                      35,030         -12.47         -12.47          -18.78
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                -14.25
    Life of Subaccount (from 05/03/99) ........                      48,852          22.05          12.75            8.67
    Life of Portfolio (from 12/31/94) .........                      84,935         112.06          13.35             N/A
    Five Years ................................                      64,387          60.74           9.96             N/A
    Three Years ...............................                      44,515          11.15           3.59             N/A
    One Year ..................................                      34,320         -14.25         -14.25          -20.42
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount            -34.50
    Life of Subaccount (from 09/13/95) ........                      95,782         139.21          17.89           17.12
    Life of Portfolio (from 09/14/93) .........                     155,723         288.98          20.46             N/A
    Five Years ................................                      90,707         126.54          17.77           16.75
    Three Years ...............................                      77,338          93.21          24.55           22.03
    One Year ..................................                      26,219         -34.50         -34.50          -38.95
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                      -5.31
    Life of Subaccount (from 09/13/95) ........                      90,732         126.59          16.69           15.98
    Life of Portfolio (from 09/14/93) .........                     111,093         177.40          15.01             N/A
    Five Years ................................                      85,123         112.58          16.28           15.48
    Three Years ...............................                      61,963          54.77          15.67           13.84
    One Year ..................................                      37,893          -5.31          -5.31          -12.13
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                       -17.44
    Life of Subaccount (from 09/13/95) ........                      90,463         125.92          16.63           15.91
    Life of Portfolio (from 09/14/93) .........                     117,493         193.40          15.90             N/A
    Five Years ................................                      87,621         118.82          16.96           16.17
    Three Years ...............................                      62,170          55.29          15.80           14.75
    One Year ..................................                      33,041         -17.44         -17.44          -23.39
--------------------------------------------------------------------------------------------------------------------------------

        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    AVERAGE
                                                                                                                     ANNUAL
                                                                                                                     TOTAL
                                                                                         TOTAL RETURN(1)            RETURN(2)
                                                                                       (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                   Year-to-Date                     Cumulative     Annualized      Annualized
                                                       (%)          Ending             (%)            (%)             (%)
                                                    Return(3)      Value(4)           Return         Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount(5)            -18.55%
    Life of Subaccount (from 09/13/95) ..........                  $106,666           166.42%         20.31%          19.69%
    Life of Portfolio (from 09/14/93) ...........                   153,207           282.69          20.19             N/A
    Five Years ..................................                   102,230           155.52          20.64           19.95
    Three Years .................................                    66,745            66.73          18.58           16.83
    One Year ....................................                    32,600           -18.55         -18.55          -24.41
--------------------------------------------------------------------------------------------------------------------------------
Scudder Bond Subaccount                                 7.36
    Life of Subaccount (from 05/03/99) ..........                    41,597             3.92           2.34           -2.02
    Life of Portfolio (from 07/16/85) ...........                    96,768           141.22           5.86             N/A
    Ten Years ...................................                    66,851            66.67           5.24             N/A
    Five Years ..................................                    45,729            14.10           2.67             N/A
    Three Years .................................                    42,860             7.01           2.29             N/A
    One Year ....................................                    42,961             7.36           7.36            0.11
--------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Subaccount                     -12.85
    Life of Subaccount (from 05/01/98) ..........                    48,609            21.40           7.55            5.09
    Life of Portfolio (from 07/16/85) ...........                   297,946           644.16          13.86             N/A
    Ten Years ...................................                   173,197           332.54          15.77             N/A
    Five Years ..................................                    88,450           120.90          17.18             N/A
    Three Years .................................                    55,721            39.17          11.65             N/A
    One Year ....................................                    34,879           -12.85         -12.85          -19.13
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount(5)                   -24.50
    Life of Subaccount (from 05/01/98) ..........                    45,697            14.12           5.08            2.54
    Life of Portfolio (from 05/01/87) ...........                   122,475           205.57           8.51             N/A
    Ten Years ...................................                    97,020           142.10           9.24             N/A
    Five Years ..................................                    63,913            59.56           9.79             N/A
    Three Years .................................                    53,103            32.62           9.87             N/A
    One Year ....................................                    30,217           -24.50         -24.50          -29.94
--------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Subaccount                7.72
    Life of Subaccount (from 11/03/89) ..........                    70,332            75.32           5.16            5.16
    Life of Portfolio (from 09/03/87) ...........                    79,827            98.96           5.30             N/A
    Ten Years ...................................                    64,141            59.90           4.81            4.81
    Five Years ..................................                    46,713            16.55           3.11            2.22
    Three Years .................................                    43,942             9.72           3.14            1.05
    One Year ....................................                    43,106             7.72           7.72            0.39
--------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Subaccount                             -21.88
    Life of Subaccount (from 12/09/83) ..........                   290,089           624.45          12.31           12.31
    Life of Portfolio (from 12/09/83) ...........                   290,089           624.45          12.31           12.31
    Ten Years ...................................                   153,693           283.78          14.40           14.40
    Five Years ..................................                    67,319            68.25          10.97            9.98
    Three Years .................................                    47,104            17.71           5.49            3.42
    One Year ....................................                    31,265           -21.88         -21.88          -27.20
--------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Subaccount(6)                      -11.63
    Life of Subaccount (from 04/06/82) ..........                   209,172           422.08           9.23            9.23
    Life of Portfolio (from 04/06/82) ...........                   209,172           422.08           9.23            9.23
    Ten Years ...................................                    97,814           144.08           9.33            9.33
    Five Years ..................................                    41,799             4.27           0.84           -0.03
    Three Years .................................                    34,362           -14.23          -4.99           -6.91
    One Year ....................................                    35,365           -11.63         -11.63          -17.65
--------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount                6.71
    Life of Subaccount (from 05/01/96) ..........                    46,255            15.43           3.12            2.17
    Life of Portfolio (from 05/01/96) ...........                    46,255            15.43           3.12            2.17
    Three Years .................................                    42,650             6.49           2.12            0.05
    One Year ....................................                    42,701             6.71           6.71           -0.55
--------------------------------------------------------------------------------------------------------------------------------

        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)            RETURN(2)
                                                                                      (Non-Standardized)         Standardized
-------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
-------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount(7)                    2.92%
    Life of Subaccount (from 04/06/82) .........                   $ 91,583           128.11%       4.50%             4.50%
    Life of Portfolio (from 04/06/82) ..........                     91,583           128.11        4.50              4.50
    Ten Years ..................................                     49,819            39.27        2.18              2.18
    Five Years .................................                     45,122            12.58        2.40              1.51
    Three Years ................................                     42,949             7.23        2.36              0.28
    One Year ...................................                     41,188             2.92        2.92             -4.08
-------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Subaccount                 -13.64
    Life of Subaccount (from 05/02/94) .........                    116,840           191.80       17.43             16.97
    Life of Portfolio (from 05/02/94) ..........                    116,840           191.80       17.43             16.97
    Five Years .................................                     88,970           122.20       17.31             16.30
    Three Years ................................                     52,671            31.54        9.57              7.35
    One Year ...................................                     34,561           -13.64      -13.64            -19.52
-------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Subaccount                -24.37
    Life of Subaccount (from 05/03/99) .........                     53,425            33.49       19.00             15.07
    Life of Portfolio (from 05/03/99) ..........                     53,425            33.49       19.00             15.07
    One Year ...................................                     30,269           -24.37      -24.37            -29.52
-------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Subaccount                      -5.66
    Life of Subaccount (from 04/06/82) .........                    296,097           639.39       11.28             11.28
    Life of Portfolio (from 04/06/82) ..........                    296,097           639.39       11.28             11.28
    Ten Years ..................................                    107,157           167.44       10.34             10.34
    Five Years .................................                     64,230            60.35        9.90              8.95
    Three Years ................................                     47,476            18.55        5.84              3.69
    One Year ...................................                     37,753            -5.66       -5.66            -12.08
-------------------------------------------------------------------------------------------------------------------------------

        The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

PERFORMANCE FIGURES--NOTES

N/A  Not Applicable

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract, including the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider. The Records Maintenance Charge and applicable premium taxes are not reflected.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract, including the maximum charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, the Earnings Based Death Benefit rider, and a prorated portion of the Records Maintenance Charge. Applicable premium taxes are not reflected.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except any charge for applicable premium taxes which may be imposed in certain states.

(5)  There are special risks associated with investing in non-U.S.
     companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by this Subaccount reflects the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Kemper Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Kemper Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

(8)  Returns are based on historical results for Initial Class Shares.

APPENDIX B

STATE PREMIUM TAX CHART


                                            Rate of Tax
                                  -----------------------------
                                  Qualified       Non-Qualified
         State                      Plans             Plans
         -----                    ---------       -------------
         California ...........      .50%             2.35%*
         Maine ................       --              2.00%
         Mississippi ..........       --              1.00%
         Nevada ...............       --              3.50%*
         North Carolina .......       --              1.90%
         Pennsylvania .........       --              2.00%
         South Dakota .........       --              1.25%
         Washington D.C .......     2.25%             2.25%
         West Virginia ........     1.00%             1.00%
         Wyoming ..............       --              1.00%


* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

APPENDIX C

                      CONDENSED FINANCIAL INFORMATION

                           [To be updated by amendment]

     The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which no longer is offered under new Contracts. The following chart shows which combination of benefits each table represents. Information for the least and most expensive currently offered combinations are shown in the Prospectus under the heading "Condensed Financial Information".

                                     PART C

                                OTHER INFORMATION

                          [TO BE UPDATED BY AMENDMENT]


Item 24. Financial Statements and Exhibits

The financial statements of Kemper Investors Life Insurance Company ("KILICO" or "Depositor") and KILICO Variable Annuity Separate Account ("Separate Account") will be filed by amendment in Part B of this Registration Statement.

(a)  Financial Statements:

     (1)  Financial Statements included in Part B of the Registration Statement:

Kemper Investors Life Insurance Company and Subsidiaries

          Report of Independent Accountants.

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets as of December 31, 2001 and 2000.

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Operations, years ended December 31, 2001, 2000 and 1999.

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2001, 2000 and 1999.

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Stockholder's Equity, years ended December 31, 2001, 2000 and 1999.

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statement of Cash Flows, years ended December 31, 2001, 2000 and 1999.


          Notes to Consolidated Financial Statements.

 KILICO Variable Annuity Separate Account

          Report of Independent Accountants.

          Statements of Assets and Liabilities and Contract Owners' Equity as of December 31, 2001.

          Statements of Operations for the year ended December 31, 2001.

          Statements of Changes in Contract Owners' Equity for the years ended December 31, 2001 and 2000.

          Notes to Financial Statements.

(b)  Exhibits:

        /3/1.1         A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated
                       September 13, 1977.

        /3/1.2         A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

           2.          Not Applicable.

        /2/3.1         Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

        /1/3.2         Addendum to Kemper Financial Services, Inc. Selling Group Agreement.

       /20/4.1         Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Certificate.

       /20/4.2         Form of Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract.

       /20/4.3         Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Master Policy.

       /20/4.4         Form of Individual Retirement Annuity Supplemental Rider.

       /20/4.5         Form of SIMPLE IRA - Individual Retirement Annuity Supplemental Rider.

       /20/4.6         Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity.

       /20/4.7         Form of 457 Deferred Compensation Rider.

       /20/4.8         Form of Qualified Plan Rider.

       /21/4.9         Form of Endorsement (eliminating purchase payment bonus recapture).

       /22/4.10        Form of Guaranteed Minimum Death Benefit Rider.

       /22/4.11        Form of Earnings Based Death Benefit Rider.

       /22/4.12        Form of Guaranteed Retirement Income Benefit Rider.

       /20/5.1         Form of Group Master Application.

       /20/5.2         Form of Variable Annuity Application.

        /2/6.1         Kemper Investors Life Insurance Company Articles of Incorporation.

        /4/6.2         Kemper Investors Life Insurance Company Bylaws.

           7.          Not Applicable.

        /7/8.1         Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series
                       II), Zurich Kemper Investments, Inc. (now known as Zurich Scudder Investments, Inc.) and Kemper
                       Distributors, Inc. (now known as Scudder Distributors, Inc.)

        /6/8.2(a)      Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as Scudder
                       Variable Series I).

        /6/8.2(b)      Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc. (now know as Zurich Scudder Investments, Inc.)

        /6/8.2(c)      Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc. (now known as Zurich
                       Scudder Investments, Inc.)

        /5/8.3(a)      Fund Participation Agreement by and among The Alger American Fund, KILICO and Fred Alger &

                       Company,Incorporated.

        /5/8.3(b)      Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

        /8/8.4(a)      Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity
                       Distributors Corporation.

        /9/8.4(b)      Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

        /8/8.4(c)      Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity
                       Distributors Corporation.

       /10/8.4(d)      Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

       /11/8.5(a)      Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

       /12/8.5(b)      Service Agreement between KILICO and Janus Capital Corporation.

       /15/8.6         Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

       /16/8.7         Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

        /7/8.8(a)      Participation Agreement By and Among KILICO and Warburg, Pincus Trust and Credit Suisse Asset
                       Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management
                       Securities, Inc. (f/k/a Counsellors Securities Inc.).

       /14/8.8(b)      Service Agreement between Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset
                       Management, Inc.) and Federal Kemper Life Assurance Company and KILICO.

       /17/8.8(c)      Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset
                       Management, Inc. and/or the Warburg Pincus Funds and KILICO.

       /13/8.9(a)      Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

        /5/8.9(b)      November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially
                       Responsible Growth Fund, Inc.

        /5/8.9(c)      Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

        /5/8.9(d)      November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

       /22/9.          Opinion and Consent of Counsel.

          10.          Consents of PricewaterhouseCoopers LLP, Independent Accountants. [TO BE PROVIDED BY AMENDMENT]

          11.          Not Applicable.

          12.          Not Applicable.

      /22/13.         Schedules for Computation of Performance Information.

      /18/16.1        Schedule III: Supplementary Insurance Information (years ended December 31, 1999 and 1998).

      /18/16.2        Schedule IV: Reinsurance (year ended December 31, 1999).

    /19/16.3           Schedule IV: Reinsurance (year ended December 31, 1998).

     /6/16.4           Schedule IV: Reinsurance (year ended December 31, 1997).

    /18/16.5           Schedule V: Valuation and qualifying accounts (year ended December 31, 1999).

    /19/16.6           Schedule V: Valuation and qualifying accounts (year ended December 31, 1998).

     /6/16.7           Schedule V: Valuation and qualifying accounts (year ended December 31, 1997).

----------

     /1/ Incorporated herein by reference to Exhibits filed with Amendment No. 22to the Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 2-72671) filed on or about April 27, 1995.

     /2/ Incorporated herein by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

     /3/ Incorporated herein by reference to Exhibits filed with the Registration Statement on Form N-4 for KILICO (File No. 333-22375) filed on or about February 26, 1997.

     /4/ Incorporated herein by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

     /5/ Incorporated herein by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

     /6/ Incorporated herein by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

     /7/ Incorporated herein by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

     /8/ Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

     /9/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

    /10/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

    /11/ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

    /12/ Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

    /13/ Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

    /14/ Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

    /15/ Incorporated herein by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

    /16/ Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

    /17/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

    /18/ Incorporated herein by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

    /19/ Incorporated herein by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.

    /20/ Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-54374) filed on or about January 24, 2001.

    /21/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-54374) filed on or about April 27, 2001.

    /22/ Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-54374) filed on or about June 8, 2001.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

          The directors and officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                 Name                                        Office with KILICO
                 ----                                        ------------------
        Gale K. Caruso ..................    President, Chief Executive Officer and Director
        Frederick L. Blackmon ...........    Executive Vice President, Chief Financial Officer and Director
        Russell M. Bostick ..............    Executive Vice President and Chief Information Officer
        Eliane C. Frye ..................    Executive Vice President and Director
        James C. Harkensee ..............    Executive Vice President
        Edward K. Loughridge ............    Executive Vice President and Corporate Development Officer
        Debra P. Rezabek ................    Executive Vice President, General Counsel, Corporate Secretary and Director
        Edward L. Robbins ...............    Executive Vice President and Chief Actuary
        Ivor K. H. Tham .................    Executive Vice President
        George Vlaisavljevich ...........    Executive Vice President and Director
        Martin D. Feinstein .............    Chairman of the Board

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

Item 27. Number of Contract Owners

          As of April __, 2002, the Registrant had approximately __ qualified and non-qualified Zurich Preferred Plus Contract Owners.

Item 28. Indemnification

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee or agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

          Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage
            Services, Inc.

          The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

     Name and Principal              Position and Offices
      Business Address                 With Underwriter
    -------------------              --------------------
    Gale K. Caruso .............  Chairman and Director
    Michael E. Scherrman .......  President and Director
    David S. Jorgensen .........  Vice President and Treasurer
    Thomas K. Walsh ............  Assistant Vice President and Chief Compliance Officer
    Debra P. Rezabek ...........  Secretary
    Frank J. Julian ............  Assistant Secretary
    Allen R. Reed ..............  Assistant Secretary
    Eliane C. Frye .............  Director
    George Vlaisavljevich ......  Director

Item 29.(c)

     Not Applicable.

Item 30. Location of Accounts and Records

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or at Zurich Scudder Investments, Inc., 222 South Riverside Plaza,

     Chicago, Illinois 60606-5808.

Item 31. Management Services

     Not Applicable.

Item 32. Undertakings and Representations

          a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

          KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

          2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

          3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 1st day of March, 2002.



                KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                (Registrant)
                By: Kemper Investors Life Insurance Company

                By:       /s/ GALE K. CARUSO
                   ------------------------------------------------------------
                          Gale K. Caruso, President and Chief Executive Officer

                KEMPER INVESTORS LIFE INSURANCE COMPANY
                (Depositor)

                By:       /s/ GALE K. CARUSO
                   ------------------------------------------------------------
                          Gale K. Caruso, President and Chief Executive Officer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 1st day of March, 2002.


Signature                                     Title
---------                                     -----
/s/ GALE K. CARUSO                            President, Chief Executive
-------------------------------------          Officer and Director
Gale K. Caruso                                 (Principal Executive Officer)

/s/ MARTIN D. FEINSTEIN                       Chairman of the Board
-------------------------------------
Martin D. Feinstein

/s/ FREDERICK L. BLACKMON                     Executive Vice President, Chief
-------------------------------------          Financial Officer and Director
Frederick L. Blackmon                          (Principal Financial Officer
                                               and Principal Accounting Officer)

/s/ ELIANE C. FRYE                            Director
-------------------------------------
Eliane C. Frye

/s/ DEBRA P. REZABEK                          Director
-------------------------------------
Debra P. Rezabek

/s/ GEORGE VLAISAVLJEVICH                     Director
-------------------------------------
George Vlaisavljevich